File No. 2-60067

AS FILED MAY 4, 1999

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X
                           Pre-Effective Amendment No.
                          Post-Effective Amendment No.
                        (Check appropriate box or boxes)

                              TEMPLETON FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                                (954) 527-7500
                        (Area Code and Telephone Number)

                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FL 33394-3091
                     (Address of Principal Executive Offices
                     Number, Street, City, State, Zip Code)

                            BARBARA J. GREEN, ESQUIRE
                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FL 33394-3091
                     (Name and Address of Agent for Service,
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                             BRUCE G. LETO, ESQUIRE
                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                             PHILADELPHIA, PA 19103

            Approximate Date of Proposed Public Offering: AS SOON AS
         PRACTICABLE AFTER THIS REGISTRATION STATEMENT BECOMES EFFECTIVE
                  UNDER THE SECURITIES ACT OF 1933, AS AMENDED.


TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF COMMON STOCK - $1.00 PAR VALUE. NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON JUNE 3, 1999, PURSUANT TO RULE 488 UNDER THE SECURITIES ACT OF 1933, AS AMENDED.



PAGE




                              TEMPLETON FUNDS, INC.

                              CROSS REFERENCE SHEET
                       (Pursuant to Rule 481(a) under the
                             Securities Act of 1933)


N-14 ITEM NO. AND CAPTION                           LOCATION IN PROSPECTUS
PART A

1.  Beginning of Registration Statement and         Facing Page of Registration Statement;
    Outside Front Cover Page of Prospectus          Front Cover Page of Prospectus

2.  Beginning and Outside Back Cover Page of        Table of Contents
    Prospectus

3.  Synopsis Information and Risk Factors           Summary; Comparisons of Some Important Features

4.  Information About the Transaction               Summary; Reasons for the Transaction;
                                                    Information About the Transaction

5.  Information About the Acquiring Fund            Prospectus Cover Page; Summary; Comparisons
                                                    of Some Important Features; Comparison of
                                                    Investment Goals and Policies; Information
                                                    About World Fund

6.  Information About the Fund Being Acquired       Prospectus Cover Page; Comparisons of
                                                    Some Important Features; Comparison of
                                                    Investment Goals and Policies; Information
                                                    About Growth and Income Fund

7.  Voting Information                              Prospectus Cover Page; Notice of Special
                                                    Meeting of Shareholders; Voting Information;
                                                    Principal Holders of Shares

8.  Interest of Certain Persons and Experts         None

9.  Additional Information Required for             Not Applicable
    Reoffering by Persons Deemed to be
    Underwriters

PART B

10.  Cover Page                                     Cover Page of Statement of Additional
                                                    Information

11.  Table of Contents                              Not Applicable

12.  Additional Information about the Acquiring     Incorporation of Documents by Reference
     Fund                                           in the Statement of Additional Information

13.  Additional Information about the Fund being    Incorporation of Documents by Reference in
     Acquired                                       the Statement of Additional Information

14.  Financial Statements                           Incorporation of Documents by Reference in
                                                    the Statement of Additional Information


PART C - OTHER INFORMATION

Part C contains the information required by Items 15-17 under the items set forth in the form.



PAGE




Dear Shareholder:

     Enclosed is a Notice of Meeting for a Special Shareholders' Meeting of the Templeton Growth and Income Fund (the "Growth and Income Fund"). The Meeting has been called for July 13, 1999 at [_____________] Eastern time at the offices of Templeton Global Investment Trust (the "Trust") at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091. The accompanying Prospectus/Proxy Statement describes a proposal being presented for your consideration and requests your prompt attention and vote via the enclosed proxy card.

                   PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND

                         RETURN THE ENCLOSED PROXY CARD!

     This meeting is critically important. You are being asked to consider and approve an Agreement and Plan of Reorganization that would result in your shares of the Growth and Income Fund being exchanged for those of a fund called Templeton World Fund (the "World Fund"). If shareholders of the Growth and Income Fund approve the proposal, if you own Class A shares of the Growth and Income Fund, you will receive Class A shares of the World Fund equal in value to your investment in the Growth and Income Fund and, if you own Class C shares of the Growth and Income Fund, you will receive Class C shares of the World Fund equal to your investment in Class C shares of the Growth and Income Fund. You will no longer be a shareholder of the Growth and Income Fund, and you will instead be a shareholder of the World Fund.

     The proposed transaction is intended to be a tax-free reorganization under the Internal Revenue Code of 1986, as amended, as further described in the accompanying Prospectus/Proxy Statement.

     The transaction is being proposed because the projected growth in assets of the Growth and Income Fund was not sufficient to continue to offer a fund with competitive performance and high quality service to shareholders over the long term. The World Fund has an investment goal and investment policies that are similar to those of the Growth and Income Fund as outlined in the Prospectus/Proxy Statement. The World Fund is managed by Templeton Global Advisors Limited ("Global Advisors"), the current investment adviser of the Growth and Income Fund. Global Advisors is a wholly-owned subsidiary of Franklin Resources, Inc. The World Fund is a larger fund than the Growth and Income Fund and thus should be better able to diversify its investments and to obtain certain savings in costs for shareholders.

     Please take the time to review this document and vote NOW! The Trustees of your fund unanimously recommend that you vote in favor of this proposal.

     o To ensure that your vote is counted, indicate your position on the enclosed proxy card.

     o    Sign and return your card promptly.

     o If you determine at a later date that you wish to attend this meeting, you may revoke your proxy and vote in person.

     Thank you for your attention to this matter.

                                                     Sincerely,

                                                     Barbara J. Green
                                                     Secretary


PAGE



                                PRELIMINARY COPY

                        TEMPLETON GLOBAL INVESTMENT TRUST
                                  ON BEHALF OF
                        TEMPLETON GROWTH AND INCOME FUND
                           500 East Broward Boulevard
                         Fort Lauderdale, FL 33394-3091

                     NOTICE OF SPECIAL SHAREHOLDERS' MEETING

                           To be held on July 13, 1999

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Shareholders' Meeting of the Templeton Growth and Income Fund (the "Growth and Income Fund") will be held at the offices of Templeton Global Investment Trust (the "Trust"), 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091, on July 13, 1999 at [_____________],
Eastern time. The meeting is being called for the following reasons:

     1. To approve or disapprove an Agreement and Plan of Reorganization between the Trust, on behalf of the Growth and Income Fund and Templeton Funds, Inc. (the "Company"), on behalf of the Templeton World Fund (the "World Fund") that provides for: (i) the acquisition of substantially all of the assets of the Growth and Income Fund in exchange for Class A and Class C shares of the World Fund, a series of the Company; (ii) the distribution of Class A shares and Class C shares of the World Fund to the shareholders of the Growth and Income Fund; and (iii) the liquidation and dissolution of the Growth and Income Fund.

     2. To grant the proxyholders the authority to vote upon any other business as may properly come before the Meeting or any adjournment thereof.

     The transaction contemplated by each Agreement and Plan of Reorganization is described in the attached Prospectus/Proxy Statement. A copy of the Agreement and Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

     Shareholders of record as of the close of business on May 21, 1999 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

                       By Order of the Board of Trustees,

                                                     Barbara J. Green
                                                     Secretary

May [__], 1999

THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED.




PAGE



                                TABLE OF CONTENTS

                                                                       PAGE

COVER PAGE                                                             Cover

SUMMARY
     On what proposal am I being asked to vote?
     How will the shareholder voting be handled?
     What are the general tax consequences of the Transaction?

OMPARISONS OF SOME IMPORTANT FEATURES
     How do the investment goals and policies of the funds compare?
     What are the risks of an investment in the funds?
     Who manages the funds?
     What are the fees and expenses of each fund and what might they be after the Transaction?
     Where can I find more financial information about the funds?
     What are other key features of the funds?
REASONS FOR THE TRANSACTION
INFORMATION ABOUT THE TRANSACTION
     How will the  Transaction  be carried out?
     Who will pay the expenses of the Transaction?
     What are the tax consequences of the Transaction?
     How do the legal structures of the funds compare?
     What should I know about the World Fund Class A and Class C Shares?
     What are the capitalizations of the funds and what might the capitalization be after the Transaction?
COMPARISON OF INVESTMENT GOALS AND POLICIES
     Are there any significant differences between the investment goals of the funds?
     How do the types of securities the funds buy and the investment policies of the funds compare?
     How do the fundamental investment restrictions of the funds differ?
     What are the risk factors associated with investments in the funds?
VOTING INFORMATION
     How many votes are necessary to approve the Agreement and Plan?
     How do I ensure my vote is accurately recorded?
     Can I revoke my proxy?
     What other matters will be voted upon at the Meeting?
     Who is entitled to vote?
     What other solicitations will be made?
     Are there dissenters' rights?
INFORMATION ABOUT THE WORLD FUND
INFORMATION ABOUT THE GROWTH AND INCOME FUND
PRINCIPAL HOLDERS OF SHARES
GLOSSARY OF USEFUL TERMS AND DEFINITIONS
EXHIBITS TO PROSPECTUS/PROXY STATEMENT
     Exhibit A - Form of Agreement and Plan of Reorganization
     Exhibit B - Prospectus of the Templeton World Fund dated January 1, 1999 Exhibit C - Annual Report to Shareholders of the Templeton World Fund dated
                 August 31, 1998


PAGE



                                PRELIMINARY COPY

                         PROSPECTUS AND PROXY STATEMENT

                              Dated May [__], 1999

                          Acquisition of the assets of
                        TEMPLETON GROWTH AND INCOME FUND

                        By and in exchange for shares of
                              TEMPLETON WORLD FUND

     This Prospectus/Proxy Statement solicits proxies to be voted at a Special Shareholders' Meeting (the "Meeting") of the Templeton Growth and Income Fund (the "Growth and Income Fund"), which is a series of Templeton Global Investment Trust (the "Trust") to approve or disapprove an Agreement and Plan of Reorganization (the "Agreement and Plan"). If shareholders of the Growth and Income Fund vote to approve the Agreement and Plan, the net assets of the Growth and Income Fund will be acquired by the Templeton World Fund (the "World Fund") in exchange for shares of Templeton World Fund - Class A ("World Fund Class A Shares") and Templeton World Fund - Class C ("World Fund Class C Shares").

     The Meeting will be held at the principal offices of the Trust, which are located at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091, on July 13, 1999 at [___________] Eastern time. The Board of Trustees of the Trust, on behalf of the Growth and Income Fund, is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about May [__], 1999.

     If the shareholders of the Growth and Income Fund vote to approve the Agreement and Plan, you will receive World Fund Class A Shares equal in value to your investment in Templeton Growth and Income Fund - Class A shares and World Fund Class C shares equal in value to your investment in Templeton Growth and Income Fund - Class C shares. The Growth and Income Fund will then be liquidated.

     The World Fund is a series of Templeton Funds, Inc. (the "Company") and the Growth and Income Fund is a series of the Trust. Both the Company and the Trust are open-end management investment companies. The Growth and Income Fund's investment goal is high total return (a combination of capital growth and income), whereas the World Fund's investment goal is long-term capital growth. The Growth and Income Fund seeks to achieve its goal by investing primarily in equity and debt securities of U.S. and foreign companies, while the World Fund seeks to achieve its goal by investing primarily in equity securities of companies located anywhere in the world, including emerging markets.

     This Prospectus/Proxy Statement gives the information about the proposed reorganization and World Fund Class A and Class C Shares that you should know before investing. You should retain it for future reference. Additional information about the World Fund and the proposed reorganization can be found in the following documents:

o The Prospectus of the World Fund dated January 1, 1999 (the "World Fund Prospectus") is attached to and considered a part of this Prospectus/Proxy Statement.

o The Annual Report to Shareholders of the World Fund dated August 31, 1998 contains financial and performance information for the World Fund and is attached to and considered a part of this Prospectus/Proxy Statement.

o A Statement of Additional Information dated May [___], 1999 relating to this Prospectus/Proxy Statement has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

o The Prospectus of the Growth and Income Fund dated August 1, 1998, as amended January 1, 1999 (the "Growth and Income Fund Prospectus") and the Growth and Income Fund's Annual Report to Shareholders dated March 31, 1998 and Semi-Annual Report to Shareholders dated September 30, 1998 are on file with the SEC File Nos. 33-73244 and 811-8226) and are incorporated by reference herein.

     You may request a free copy of the Statement of Additional Information or any of the documents described above by calling 1-800/DIAL BEN(R), or by writing to either fund at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.

     LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


PAGE


                                     SUMMARY

     This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the form of Agreement and Plan (attached as Exhibit A), the World Fund Prospectus (attached as Exhibit B), and the World Fund's Annual Report (attached as Exhibit C).

ON WHAT PROPOSAL AM I BEING ASKED TO VOTE?

     The Board of Trustees of the Trust has approved the Agreement and Plan for the Growth and Income Fund and recommends that shareholders of the Growth and Income Fund vote to approve the Agreement and Plan. If shareholders vote to approve the Agreement and Plan, the Growth and Income Fund's net assets will be transferred to the World Fund in exchange for an equal value of World Fund Class A and Class C Shares. These shares of the World Fund will then be distributed to the Growth and Income Fund's shareholders and the Growth and Income Fund will be liquidated. (This proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.")

     This means that if you own Templeton Growth and Income Fund - Class A shares, they will be exchanged for an equal value of World Fund Class A Shares and if you own Templeton Growth and Income Fund - Class C Shares, they will be exchanged for an equal value of World Fund Class C Shares. As a result, you will cease to be a shareholder of the Growth and Income Fund and will become a shareholder of the World Fund. This exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place.

     Like the Growth and Income Fund, the World Fund is a mutual fund in the Franklin Templeton Group of Funds that is managed by Templeton Global Advisors Limited ("Global Advisors"). The World Fund has investment objectives and policies that are similar, but not identical, to those of the Growth and Income Fund.

     For the reasons set forth below under "Reasons for the Transaction," the Board of Trustees of the Trust has concluded that the Transaction is in the best interests of the shareholders of the Growth and Income Fund. The Board of Trustees of the Trust and the Board of Directors of the Company also concluded that no dilution in value would result to the shareholders of the Growth and Income Fund or to the shareholders of the World Fund, respectively, as a result of the Transaction.

                 THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
                       TO APPROVE THE AGREEMENT AND PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

     All shareholders of the Growth and Income Fund will vote to determine whether the Growth and Income Fund will be reorganized into the World Fund. Shareholders who own shares at the close of business on May 21, 1999 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold.

     REQUIRED VOTE. Approval of the Transaction requires the vote of a "majority of the outstanding voting securities" of the Growth and Income Fund (regardless of class) in favor of the Agreement and Plan, which means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.

     Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card. If you return a signed proxy card, your votes will be officially cast at the Meeting by the persons appointed as proxies.

     You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

WHAT ARE THE GENERAL TAX CONSEQUENCES OF THE TRANSACTION?

     It is expected that shareholders of the Growth and Income Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for World Fund Class A or Class C Shares. You should, however, consult your tax advisor regarding the effect of the Transaction, if any, in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences of the Transaction, if any, because this discussion only relates to the federal income tax consequences. For further information about the tax consequences of the Transaction, see "Information About the Transaction What are the Tax Consequences of the Transaction?"

                     COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS AND POLICIES OF THE FUNDS COMPARE?

     While not identical, the investment goals of the Growth and Income Fund and the World Fund are similar. The Growth and Income Fund's investment goal is high total return (a combination of capital growth and income). The World Fund's investment goal is long-term capital growth. The primary difference between the two goals is the Growth and Income Fund's inclusion of the income component.

     The way in which each fund seeks to achieve its goal also differs. The Growth and Income Fund seeks to achieve its goal of high total return by investing primarily in equity and debt securities of U.S. and foreign companies. The World Fund seeks to achieve its goal by investing primarily in the equity securities of companies located anywhere in the world.

     Both funds invest at least 65% of their total assets in issuers located in at least three countries (including the U.S.); invest without percentage limitation in domestic and foreign securities; and may invest up to 100% of their total assets in emerging markets. The fund's investment policies differ, however, in (i) the amount and types of securities in which each fund primarily invests; (ii) the amount of total assets that each fund may invest in illiquid securities; and (iii) limitations on each fund's investments in listed and unlisted securities.

     For more information about the investment goals and policies of the two funds, see "Comparison of Investment Goals and Policies."

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

     As with most investments, investment in the Growth and Income Fund and the World Fund involve risks. There can be no guarantee against losses resulting from an investment in either fund, nor can there be any assurance that either fund will achieve its investment goal. The risks associated with an investment in each fund are substantially similar and include stock, foreign securities, currency, illiquid securities, interest rate, and credit risks.

     For more information about the risks of the funds, see "What are the risk factors associated with investments in the funds?" under the heading "Comparison of Investment Goals and Policies." Also, the World Fund Prospectus contains a bar chart and table that shows the volatility of the World Fund's returns, which is one indicator of the risks of investing in the World Fund.

WHO MANAGES THE FUNDS?

     The management of the business and affairs of the funds is the responsibility of the Board of Directors (in the case of the World Fund) or Board of Trustees (in the case of the Growth and Income Fund). Each Board elects officers who are responsible for the day-to-day operations of the funds.

     Global Advisors manages the assets of both funds and makes each fund's investment decisions. The address of Global Advisors is Templeton Global Advisors Limited, Lyford Cay, Nassau, Bahamas. Global Advisors is a wholly-owned subsidiary of Franklin Resources, Inc. ("Resources"). Resources is a publicly owned company engaged in various aspects of the financial services industry through its subsidiaries. Together, Global Advisors and its affiliates serve as investment manager or administrator to 54 registered investment companies, with approximately 163 U.S.-based funds. They have over $216 billion in combined assets under management for more than 7 million U.S.-based mutual fund shareholders and other accounts. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

     The team responsible for the day-to-day management of the World Fund is described below. The team is the same team that manages the Growth and Income Fund, except that Mr. Everett is the lead portfolio manager for the World Fund, and Mr. Farrington is the lead portfolio manager for the Growth and Income Fund.

     JEFFREY A. EVERETT CFA, EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS. Mr. Everett has been a manager of the World Fund since 1996. He holds a BS in finance from Pennsylvania State University. He is a Chartered Financial Analyst and a member of the International Society of Financial Analysts and the Association of Investment Management and Research. Prior to joining the Franklin Templeton organization in 1989, Mr. Everett was an investment officer at First Pennsylvania Investment Research, a division of First Pennsylvania Corporation, where he analyzed equity and convertible securities. He also coordinated research for Centre Square Investment Group, the pension management subsidiary of First Pennsylvania Corporation. Mr. Everett is responsible for managing several offshore accounts as well as several Franklin Templeton mutual funds.

     MARK HOLOWESKO CFA, PRESIDENT OF GLOBAL ADVISORS. Mr. Holowesko has been a manager of the World Fund since 1987. He joined the Franklin Templeton Group in 1985. He holds a BA in economics from Holy Cross College and an MBA from Babson College. He is a Chartered Financial Analyst, Chartered Investment Counselor, and a founding member of the International Society of Financial Analysts. Prior to joining Franklin Templeton in 1985, Mr. Holowesko worked with RoyWest Trust Corporation (Bahamas) Limited as an investment analyst. His duties at RoyWest included managing trust and individual accounts, as well as equity market research worldwide. Mr. Holowesko is responsible for coordinating equity research and portfolio management activities worldwide for the Templeton Global Equity Group. He also manages several mutual funds.

     RICHARD SEAN FARRINGTON CFA, VICE PRESIDENT OFGLOBAL ADVISORS. Mr. Farrington has been a manager of World Fund since 1994. He joined the Franklin Templeton Group in 1991. He holds a BA in economics from Harvard University. Mr. Farrington is a Chartered Financial Analyst. He has served as the president of the Bahamas Society of Financial Analysts and is currently on the board of the International Society of Financial Analysts. He joined Franklin Templeton in 1991 and is a research analyst and portfolio manager.

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

     The following tables describe the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Growth and Income Fund or the World Fund. The table also shows the estimated expense levels of the World Fund after the proposed Transaction.


                                                        ACTUAL+             ESTIMATED
                                               --------------------    -----------------
                                                Growth
                                                 and
                                                Income       World           World Fund
                                                 Fund        Fund           Class A After
                                               Class A/5/    Class A/5/     Transaction
                                               ----------    -------        -------------
SHAREHOLDER TRANSACTION EXPENSES*
Maximum sales charge (Load) as a percentage
at offering price...........................      5.75%       5.75%           5.75%
Load imposed on purchases/1/................      5.75%       5.75%           5.75%
Maximum Deferred Sales Charge (Load)/2/.....       None       None            None
Exchange fee**..............................       None       None            None


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management fees...............................     0.75%      0.61%          0.61%
Distribution and service (12b-1) fees4.........    0.35%      0.25%          0.25%
Other expenses.................................    0.66%      0.19%         [0.19%]
                                                   -----      -----         -------
Total  annual fund operating expenses..........   1.76%3      1.05%         [1.05%]




                                                       ACTUAL+              ESTIMATED
                                                 -----------------       --------------
                                                  Growth
                                                   and
                                                 Income       World         World Fund
                                                   Fund        Fund         Class C  After
                                                 Class C/5/   Class C/5/    Transaction
                                                 -------     -------        -------------
SHAREHOLDER TRANSACTION EXPENSES*
Maximum sales charge (Load) as a percentage
of  offering price..........................      1.99%       1.99%           1.99%
Load imposed on purchases/1/................      1.00%       1.00%           1.00%
Maximum Deferred Sales Charge (Load)/2/.....       0.99%      0.99%           0.99%
Exchange fee**..............................       None       None            None


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
 Management Fees..............................     0.75%      0.61%          0.61%
Distribution and service (12b-1) Fees4.........    1.00%      1.00%          1.00%
Other expenses.................................    0.66%      0.19%         [0.19%]
                                                   -----      -----         -------
Total annual fund operating expenses...........   2.41%3      1.80%         [1.80%]


+ Information provided is for Growth and Income Fund Class A and Class C Shares for the fiscal year ended March 31, 1998. Information for World Fund Class A and Class C Shares is provided for the fiscal year ended August 31, 1998.

* If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

** There is a $5.00 fee for each exchange by a Market Timer, as that term is defined in the Glossary to this Prospectus/Proxy Statement. We process all other exchanges without a fee.

/1/ There is no front-end sales charge if you invest $1 million or more.

/2/ A Contingent Deferred Sales Charge may apply to purchases of Class A Shares of $1 million or more if you sell the shares within one year and to any purchases of Growth and Income Fund Class C Shares if you sell the shares within 18 months. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class A shares of Growth and Income Fund without a front-end sales charge. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage for Class C is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares?--Contingent Deferred Sales Charge" in the prospectus of the Growth and Income Fund and see "Your Account -CDSC" in the prospectus of the World Fund for details.

/3/ For the period shown, Global Advisors and FT Services had agreed in advance to waive or limit their respective management and administration fees to reduce the fund's expenses. With this reduction, management fees were 0.24% for the Growth and Income Fund and total operating expenses were 1.25% for Class A Shares and 1.90% for Class C Shares of Growth and Income Fund. This arrangement may end at any time upon notice to the Board. 4The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc. 5 Prior to January 1, 1999, Class A Shares were designated Class I Shares and Class C Shares were designated Class II Shares.



     The following expense example can help you compare the cost of investing in the World Fund Class A and C Shares versus the cost of investing in the Growth and Income Fund Class A and Class C Shares. The example assumes that you invest $10,000 in each fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that each fund's operating expenses remain the same and that no fee waivers or expense limitations are in place. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




CLASS A                                                 1 YEAR        3 YEARS         5 YEARS          10 YEARS
-------                                                 ------        -------         -------          --------
Growth and Income Fund Class A                           $700/1/        $950           $1,220           $2,000
World Fund Class A                                       $676/1/        $890           $1,121           $1,784
Estimated World Fund Class A
(after proposed  Transaction)                            $__            $__             $__              $__


CLASS C
Growth and Income Fund Class C                          $390/2/         $690           $1,120           $2,300
World Fund Class C                                      $379/3/         $661           $1,065           $2,195
Estimated World Fund Class C
(after proposed Transaction)                            $__             $__             $__              $__


/1/ Assumes a Contingent Deferred Sales Charge will not apply.
/2/ For the same Class C investment, you would pay projected expenses of $290 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.
/3/ For the same Class C investment, you would pay projected expenses of $281 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. Each fund pays its operating expenses. The effects of these expenses are reflected in the net asset value or dividends of each class and are not directly charged to your account.

WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

     For the World Fund, per share income information for the past five fiscal years (and the most recent six month semi-annual period) is shown immediately below under the heading "Financial Highlights." Also, the current Annual Report to Shareholders of the World Fund for the fiscal year ended August 31, 1998 contains more financial information about the World Fund, including audited financial statements and a discussion of that fund's performance during the past fiscal year. The Annual Report is attached to and considered a part of this Prospectus/Proxy Statement.

     The Growth and Income Fund Prospectus as well as the Growth and Income Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1998 and Semi-Annual Report to Shareholders for the six month period ended September 30, 1998 contain further financial information about that fund. These documents are available upon request (See "Information about the Growth and Income Fund").






                              Templeton World Fund

                         Financial Highlights -- Class A


                                                Six Months Ended
                                               February 28, 1999              Year Ended August 31,
                                                  (unaudited)       1998       1997      1996          1995       1994
                                               ----------------------------------------------------------------------------

Per Share Operating Performance
(for a share outstanding throughout the
period)

Net asset value, beginning of period               $____            $19.66     $16.21       $16.76       $17.06     $15.94
                                                 ----------------------------------------------------------------------------
Income from investment operations:

     Net investment income                         $____               .42        .45          .41          .33        .26
     Net realized and unrealized gains (losses)    $____             (1.59)      4.47         1.29         1.11       2.50
                                                   ----------------------------------------------------------------------------
Total from investment operations                   $____             (1.17)      4.92         1.70         1.44       2.76
                                                   ----------------------------------------------------------------------------
     Less: Dividends from net investment income   ($___)              (.44)      (.43)        (.37)        (.28)      (.26)
     Less: Distributions from net realized gains  ($___)             (2.60)     (1.04)       (1.88)       (1.46)     (1.38)
                                                   ----------------------------------------------------------------------------
Total Distributions                                $____             (3.04)     (1.47)       (2.25)       (1.74)     (1.64)
                                                   ----------------------------------------------------------------------------
Net asset value, end of period                     $____            $15.45     $19.66       $16.21       $16.76     $17.06
                                                   ----------------------------------------------------------------------------
Total Return (%)/1/                                 ____             (7.80)     32.70        11.73         9.87      18.87
Ratios/Supplemental Data
Net assets, end of period (000's)                 $_______       $7,852,041  $8,649,994  $6,483,146    $5,868,967 $5,421,691
Ratios to average net assets (%):
     Expenses                                      ____               1.04       1.03         1.03         1.05       1.04/2/
     Net investment income                         ____               2.34       2.58         2.66         2.18       1.67/2/
Portfolio turnover rate (%)                        ____              43.36      39.16        22.05        34.05      30.77


/1/ Total return does not reflect sales charges and is not annualized. /2/ Annualized.





                              Templeton World Fund

                         Financial Highlights -- Class C

                                             Six Months Ended
                                               February 28, 1999                        Year Ended August 31,
                                                (unaudited)           1998       1997      1996          1995/1/
                                              ----------------------------------------------------------------------------
Per Share Operating Performance
(for a share outstanding throughout the
period)

Net asset value, beginning of period               $____             $19.39     $16.04       $16.71       $15.36
                                                 ----------------------------------------------------------------------------
Income from investment operations:
     Net investment income                         $____                .33        .34          .45          .03
     Net realized and unrealized gains (losses)    $____              (1.61)      4.39         1.11         1.32
                                                   ----------------------------------------------------------------------------
Total from investment operations                   $____              (1.28)      4.73         1.56         1.35
     Less: Dividends from net investment income   ($___)               (.35)      (.34)        (.35)          --
     Less: Distributions from net realized gains  ($___)              (2.60)     (1.04)       (1.88)          --
Total Distributions                                $____              (2.95)     (1.38)       (2.23)          --
                                                  ----------------------------------------------------------------------------
Net asset value, end of period                     $____             $15.16     $19.39       $16.04       $16.71
                                                   ----------------------------------------------------------------------------

Total Return (%)/2/                                   ____            (8.51)     31.61        10.88         8.79
Ratios/Supplemental Data
Net assets, end of period (000's)                  $_______         $325,319   $207,679     $58,619        $7,623
Ratios to average net assets (%):

     Expenses                                      ____                1.80       1.83         1.84         1.82/3/
     Net investment income                         ____                1.66       1.92         2.14         1.37/3/
Portfolio turnover rate (%)                        ____               43.36      39.16        22.05        34.05


/1/ Figures for Class C are for the period May 1, 1995 (effective date) through August 31, 1995.

/2/ Total return does not reflect sales charges and is not annualized.

/3/ Annualized.






WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

     TRANSFER AGENCY AND CUSTODY SERVICES. Franklin/Templeton Investor Services, Inc. ("Investor Services"), a wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the transfer agent and dividend-paying agent for the funds. Under an administration agreement, Franklin Templeton Services, Inc. ("FT Services"), also a wholly owned subsidiary of Resources, provides certain administrative facilities and services to each fund.

     The Chase Manhattan Bank acts as the custodian of the securities and other assets of the World Fund and of the Growth and Income Fund. The main office of the Chase Manhattan Bank is MetroTech Center, Brooklyn, NY 11245. As a foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositaries and monitors and furnishes information relevant to the selection of compulsory depositories.

     MANAGEMENT AND ADMINISTRATION FEES. Global Advisors is the investment manager of both the Growth and Income Fund and the World Fund Under the Growth and Income Fund's management agreement, the Growth and Income Fund pays Global Advisors a management fee (before any waiver) equal to an annual rate of 0.75% of its average daily net assets. The World Fund pays Global Advisors a management fee equal to an annual rate of 0.75% of the value of average daily net assets up to and including $200 million; 0.675% of the value of average daily net assets over $200 million and up to and including $1.3 billion; and 0.60% of the value of average daily net assets over $1.3 billion. The management fee rates for the past fiscal year for each of these funds are shown in the Fee Table for each fund included in the Summary section of this Prospectus/Proxy Statement. Because the World Fund and Growth and Income Fund have multiple classes, holders of World Fund Class A shares and World Fund Class C Shares and holders of Growth and Income Fund Class A Shares and Class C shares pay a proportionate share of these fees.

     DISTRIBUTION SERVICES. Pursuant to underwriting agreements relating to each of the funds, Franklin/Templeton Distributors, Inc. ("Distributors") acts as a principal underwriter in a continuous public offering of the funds' shares. Distributors pays the expenses of the distribution of the shares of the funds, including advertising expenses and the costs of printing sales materials and prospectuses used to offer shares to the public.

     RULE 12B-1 PLANS. Each class of the Growth and Income Fund and the World Fund has a separate distribution plan or "Rule 12b-1 Plan" under which the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of that class. These expenses may include, among others, distribution or service fees paid to securities dealers who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes and preparing and distributing sales literature and advertisements.

     Payments of Rule 12b-1 fees by the Growth and Income Fund under its Class A plan may not exceed 0.35% per year of the fund's average daily net assets and under its Class C plan may not exceed 1.00% per year of the fund's average daily net assets. During the first year after certain Class A purchases are made without a sales charge, securities dealers may not be eligible to receive the Rule 12b-1 fees associated with the purchase.

     In the case of the World Fund's Class A plan, the Rule 12b-1 fees charged may not exceed 0.25% per year of the fund's average daily net assets and in the case of the World Fund's Class C plan, the Rule 12b-1 fees charged may not exceed 1.00% per year of the fund's average daily net assets.

     PURCHASES AND REDEMPTIONS. Each fund has a maximum sales charge imposed on purchases of its Class A shares of 5.75% with reduced charges for purchases over $50,000 and no sales charges for purchases in excess of $1,000,000. Each fund has a maximum sales charge of 1.00% imposed on purchases of its Class C shares and a maximum deferred sales charge of 0.99% imposed on the redemption of its Class C shares. The deferred sales charge for each fund's Class C shares is waived in certain circumstances. For more information, please see "Choosing a Share Class" in the World Fund's Prospectus and "How Do I Sell Shares" in the Growth and Income Fund's Prospectus. Both funds generally require a minimum initial investment of $1,000 and subsequent investments of at least $50. The minimum may be waived or reduced when shares of these funds are purchased through retirement accounts or plans providing for regular periodic investments.

     You may sell (redeem) your shares at any time. You can also exchange shares between most Franklin Templeton Funds (an "exchange") within the same class, generally without paying an additional sales charge. Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

     Shares of both funds may be redeemed at their respective Net Asset Value per share. However, redemptions of Class A shares of both funds that were purchased in amounts of $1,000,000 or more generally are subject to a Contingent Deferred Sales Charge ("CDSC") of 1% for a period of 12 months following the date of purchase. In addition, there may be a CDSC on any Class C share of either fund if it is sold within 18 months after purchase or on sales of Class A shares the of the World Fund by certain retirement plans that acquired the shares without an initial sales charge. World Fund Shares acquired by Growth and Income Fund shareholders as a result of this Transaction are subject to a CDSC to the same extent that the Growth and Income Fund shares were subject to a CDSC.

     Additional information and specific instructions explaining how to buy, sell, and exchange shares of the funds are outlined in the current prospectus of the Growth and Income Fund under the heading "About Your Account" and in the World Fund Prospectus under the heading "Your Account." The World Fund Prospectus accompanying this Prospectus/Proxy Statement also lists phone numbers for you to call if you have any questions about your account under the heading "Questions." These phone numbers are the same for the World Fund and the Growth and Income Fund.

     DIVIDENDS AND DISTRIBUTIONS. Both funds declare dividends. The amount of these dividends will vary depending on changes in the funds' net investment income. Neither fund pays "interest" nor guarantees any amount of dividends or return on an investment in its shares.

     Each fund automatically reinvests distributions in additional shares of that fund unless you select a different option. Specific instructions explaining how to select a different option are outlined in the current prospectus of each fund under the heading "Distribution Options."

     Distributions generally are taxable to you either as ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares or receive them in cash. Distributions designated by both funds as long-term capital gains are taxable to you as such.

     Ordinary dividends and capital gain distributions that you receive from the funds, and gains arising from redemptions or exchanges of your fund shares, will generally be subject to state and local income tax.

     For more information about the tax implications of investments in either fund, see the heading "Tax Considerations" in the prospectus for the World Fund and "How Taxation Affects the Fund and its Shareholders" in the prospectus for the Growth and Income Fund.

                           REASONS FOR THE TRANSACTION

     Because of the relatively low demand for the Growth and Income Fund, Global Advisors recommended to the Board of Trustees of the Trust that the Growth and Income Fund be combined with a larger fund that has similar investment goals and policies. A larger fund should be better able to diversify its investments and to obtain certain savings in costs for the Growth and Income Fund's shareholders. The Transaction was also recommended in order to combine similar funds within the Franklin Templeton Group to eliminate duplication of expenses and internal competition.

     The Agreement and Plan was presented to the Trust's Board of Trustees at a meeting of the Board. At the meeting, the Board questioned management about the potential benefits and costs to shareholders of the Growth and Income Fund. In deciding whether to recommend approval of the Transaction to shareholders, the Board of Trustees considered, among other things: the expense ratio of the Growth and Income Fund and the World Fund; the comparative investment performance of the Growth and Income Fund and the World Fund; the compatibility of the investment objectives, policies, restrictions and investments of the World Fund with those of the Growth and Income Fund; the tax consequences of the Transaction; and the significant experience of Global Advisors. During the course of its deliberations, the Board of Trustees also considered that the expenses of each Transaction will be shared one-quarter by the World Fund, one-quarter by the Growth and Income Fund and one-half by Global Advisors.

     The Board concluded that the Transaction is in the best interests of the shareholders of the Growth and Income Fund and that no dilution of value would result to the shareholders of the Growth and Income Fund from the Transaction. It then decided to approve the Agreement and Plan and to recommend that shareholders of the Growth and Income Fund vote to approve the Transaction. As required by law, the Trustees approving the Agreement and Plan included a majority of the Trustees who are not interested persons of the Growth and Income Fund.

     The Board of Trustees' conclusion was based on a number of factors, including that the Transaction would permit shareholders to pursue their investment goals in a larger fund. A larger fund should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater investment flexibility. A fund with higher aggregate net assets may also be able to reduce or eliminate certain duplicative costs and expenses. This may result in lower overall expense ratios through the spreading of fixed costs of fund operations over a larger asset base. However, variable expenses that are based on the value of assets or the number of shareholder accounts, such as custody and transfer agent fees, would be largely unaffected by the Transaction.

     The Board of Directors of the Company, on behalf of the World Fund, also determined that the Transaction was in the best interests of the World Fund and its shareholders and that no dilution would result to those shareholders.

     FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES OF THE TRUST, ON BEHALF OF THE GROWTH AND INCOME FUND, RECOMMENDS THAT YOU VOTE FOR THE AGREEMENT AND PLAN.

     If the Agreement and Plan is not approved for Growth and Income Fund, the Board of Trustees will consider other possible courses of action for Growth and Income Fund, including dissolution and liquidation.

                        INFORMATION ABOUT THE TRANSACTION

     This is only a summary of the Agreement and Plan. You should read the actual Agreement and Plan. It is attached as Exhibit A.

HOW WILL THE TRANSACTION BE CARRIED OUT?

     If the shareholders of the Growth and Income Fund approve the Agreement and Plan, the Transaction will take place after various conditions are satisfied by the Trust, on behalf of Growth and Income Fund, and by the Company on behalf of the World Fund, including the delivery of certain documents. The Trust and the Company will agree on the closing date. If the shareholders of the Growth and Income Fund do not approve the Agreement and Plan, the Transaction will not take place.

     If the shareholders of the Growth and Income Fund approve the Agreement and Plan, that fund will deliver substantially all of its assets to the World Fund on the closing date. In exchange, the Trust, on behalf of Growth and Income Fund, will receive World Fund Class A Shares and World Fund Class C Shares that have a value equal to the dollar value of the assets delivered to the World Fund. The stock transfer books of the Growth and Income Fund will be permanently closed as of [ ____ ] Eastern time on the closing date. The Growth and Income Fund will only accept requests for redemption received in proper form before[ ____ ] Eastern time on the Closing Date. Requests received after that time will be considered requests to redeem shares of the World Fund.

     To the extent permitted by law, the Trust and the Company may agree to amend the Agreement and Plan without shareholder approval. They may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of the Growth and Income Fund.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

     The expenses resulting from the Transaction will be shared by the following parties in the percentages indicated: 25% by the World Fund, 25% by the Growth and Income Fund, and 50% by Global Advisors. As described above, Global Advisors is the manager and administrator for the funds involved in the Transaction.

HOW DO THE LEGAL STRUCTURES OF THE FUNDS COMPARE?

     The Growth and Income Fund is a series of the Trust, which is a business trust organized under the laws of the State of Delaware on December 21, 1993. The World Fund is a series of Templeton Funds, Inc., a Maryland corporation (previously defined as the "Company"), which was formed on August 15, 1977. Both the Delaware Business Trust Act and the Maryland General Corporation Law contain provisions that are specially designed to facilitate the operations of mutual funds.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

     The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from the Trust, on behalf of the Growth and Income Fund, and the Company, on behalf of the World Fund, it is the opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the funds, that shareholders of the Growth and Income Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of the Growth and Income Fund for shares of the World Fund and that the Growth and Income Fund will not recognize any gain or loss upon receipt of the World Fund's assets.

     You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor as to state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE WORLD FUND CLASS A AND CLASS C SHARES?

     World Fund Class A Shares and World Fund Class C shares will be distributed to the shareholders of Growth and Income Fund. Each share will be fully paid and nonassessable when issued with no personal liability attaching to the ownership thereof. Each World Fund Class A Share and World Fund Class C Share will have no preemptive or conversion rights, and will be transferable upon the books of the World Fund. The shares of the World Fund will be recorded electronically in each shareholder's account. The World Fund will then send a confirmation to each shareholder. As described in its prospectus, the World Fund does not issue share certificates unless requested. Former shareholders of the Growth and Income Fund whose shares are represented by outstanding share certificates will not be allowed to redeem shares of the World Fund until the certificates have been returned.

     The shares of both funds have non-cumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

     Like the Growth and Income Fund, the World Fund does not routinely hold annual meetings of shareholders. The funds may each hold special meetings for matters requiring shareholder approval. A meeting of shareholders may also be called by the Board of Directors or Trustees in its discretion or by shareholders who hold at least 10% of that company's or trust's outstanding shares in order to consider the removal of a Board member.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

     The following table sets forth, as of March 31, 1999, the capitalization of the Class A and C shares of the Growth and Income Fund and the World Fund. The table also shows the projected capitalization of the World Fund Class A and C Shares as adjusted to give effect to the proposed Transaction. The capitalization of the World Fund and its classes is likely to be different when the Transaction is consummated.


                                                                  World Fund
                                       Growth and     World    after Transaction
                                      Income Fund     Fund      (projected)
                                     -----------------------------------------

Net Assets (all classes)*             $             $              $

Class A net assets (millions)

Class A shares outstanding

Class A net asset value per share

Class C net assets

Class C net asset value per share

Class C shares outstanding


* The World Fund offers an additional class of shares, Class B.

                   COMPARISON OF INVESTMENT GOALS AND POLICIES

     This section describes key investment goals of the Growth and Income Fund and the World Fund, and certain noteworthy differences between the investment objectives and policies of the funds. For a complete description of the World Fund's investment policies and risks, you should read the World Fund Prospectus, which is attached to this Prospectus/Proxy Statement as Exhibit B.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS OF THE FUNDS?

     The Growth and Income Fund's investment goal is high total return, which is a combination of capital growth and income. The World Fund's investment goal is capital growth. Therefore, the difference between the two goals is the Growth and Income Fund's inclusion of the income component. Each investment goal is fundamental.

     The way in which each fund seeks to achieve its goal differs. The Growth and Income Fund seeks to achieve its goal by investing at least 65% of its total assets in equity and debt securities of U.S. and foreign companies, while the World Fund seeks to achieve its goal by investing primarily in equity securities of U.S. and foreign companies.

     Policies or restrictions stated in this Prospectus/Proxy Statement as fundamental may not be changed without the approval of the lesser of: (i) a majority of the outstanding shares of the fund; or (ii) 67% or more of the shares represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares are represented.

HOW DO THE TYPES OF SECURITIES THE FUNDS BUY AND INVESTMENT POLICIES OF THE FUNDS COMPARE?

GENERAL.

     Both funds invest in equity and debt securities of U.S. and foreign companies. Both funds invest at least 65% of their total assets in issuers located in at least three countries (including the U.S.); invest without percentage limitation in domestic and foreign securities; and may invest up to 100% of their total assets in emerging markets. The funds make foreign investments by directly holding foreign securities or investing in depositary receipts. Under certain circumstances, each fund invests a portion of its assets temporarily in short-term instruments.

EQUITY SECURITIES.

     Both funds invest in equity securities of U.S. and foreign companies, including companies located in emerging markets. The World Fund seeks to obtain its investment goal by primarily investing in equity securities, while the Growth and Income Fund seeks to obtain its investment goal by primarily investing equity and debt securities. Equity securities generally entitle the holder to participate in a company's general operating results and typically include common stock, preferred stock, convertible securities, warrants or rights. Currently, the Growth and Income Fund invests primarily in common stock, while the World Fund invests primarily in common as well as preferred stock.

DEBT SECURITIES.

     The Growth and Income Fund attempts to achieve its investment goal by having a flexible policy of investing in debt securities and equity securities. Depending upon current market conditions, the World Fund generally invests a portion of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. These include bonds, notes and debentures. Both funds may buy rated and unrated debt securities of any maturity. Neither fund may invest more than 5% of its total assets in non-investment grade securities (i.e., those rated lower than BBB by S&P or Baa by Moody's or, in the case of Growth and Income Fund, if unrated, determined by the fund to be of comparable quality).

DEPOSITARY RECEIPTS.

     Both funds invest in American, European and Global Depositary Receipts. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

TEMPORARY INVESTMENTS.

     When Global Advisors believes unusual or adverse economic, market or other conditions exist, each fund's portfolio may be invested in a temporary defensive manner. Under these circumstances, the World Fund may invest all of its assets in: (i) high quality commercial paper; (ii) securities issued by or guaranteed by the U.S. government; (iii) repurchase agreements with banks and broker-dealers; or (iv) short-term time deposits with banks. Similarly, under these circumstances, the Growth and Income Fund may invest up to 100% of its assets in money market securities denominated in the currency of any nation including: (i) short-term and medium-term securities issued or guaranteed by the U.S. or a foreign government, their agencies or instrumentalities; (ii) finance company and corporate commercial paper, and other short-term corporate obligations, rated A by S&P or Prime-1 by Moody's or, if unrated, determined by the fund to be of comparable quality; (iii) bank obligations (including CDs, time deposits and bankers' acceptances); and (iv) repurchase agreements with banks and broker dealers.

ILLIQUID SECURITIES.

     The Growth and Income Fund may invest up to 15% of its total assets in illiquid securities, including up to 10% of its total assets in restricted securities. The World Fund may invest no more than 10% of its total assets in securities with a limited trading market. The Growth and Income Fund may invest without percentage limitation in listed or unlisted securities of foreign and domestic companies of any size (market capitalization). By comparison, the World Fund may only invest up to 15% of its total asset in foreign securities that are not listed on a recognized U.S. or foreign securities exchange.

DIVERSIFICATION.

     Both funds are diversified under the 1940 Act. However, the World Fund's portfolio is potentially more diversified than the Growth and Income Fund's portfolio. The World Fund may invest no more than 5% of its total assets in securities issued by any one company or foreign government. The Growth and Income Fund will not buy a security if, with respect to 75% of its net assets, more than 5% would be invested in the securities of any single issuer or if it would result in the fund owning more than 10% of the voting securities of a single issuer. The remaining 25% of the Growth and Income Fund's assets may be invested in the securities of a single issuer. Each fund, irrespective of these limits, may invest up to 100% of its total assets in U.S. government securities.

CONCENTRATION.

     Both funds may invest in any industry although neither will concentrate (invest more than 25% of its total assets) in any one industry.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

     Except as described below, the funds have adopted similar restrictions as fundamental policies, which may not be changed without the approval of a majority of the outstanding voting securities of the fund.

     Both funds are generally prohibited from investing in real estate or mortgages on real estate, although each fund may invest in marketable securities secured by real estate or interests therein or, in the case of the World Fund, issued by companies or investments trusts that invest in real estate or interests therein.

     Both funds are generally prohibited from investing in other open-end investment companies, except that the Growth and Income Fund may invest in such securities in connection with a merger, consolidation, acquisition or reorganization.

     Both funds are generally prohibited from investing in interests in oil, gas or other mineral exploration or development programs, except that the Growth and Income Fund may invest in debentures or equity stock interests of such issuers.

     Both funds are generally prohibited from purchasing or selling commodity contracts, except that both funds may purchase or sell futures contracts, in the case of Growth and Income Fund, and stock index futures contracts, in the case of the World Fund.

     Both funds are prohibited from acting as an underwriter.

     Both funds are generally prohibited from issuing senior securities, purchasing on margin or selling short, provided, however, that the World Fund may make margin payments in connection with, and purchase and sell, stock index futures contracts and options on securities indexes and the Growth and Income Fund may make margin payments in connection with futures, options and currency transactions.

     Neither fund may loan money, except that each fund may purchase a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness and enter into repurchase agreements.

     Both funds are generally prohibited from borrowing money, except that the Growth and Income Fund may borrow from banks in an amount not exceeding 33 1/3% of the value of its total assets and the World Fund may borrow from banks in an amount not exceed 5% of the value of its total assets (provided such borrowing is temporary and in connection with the purchase or cancellation of its shares).

     Both funds are generally prohibited from pledging, mortgaging, and hypothecating their assets for any purposes except to secure bank borrowings and, in the case of the World Fund, only if such borrowings do not exceed 10% of the value of its total assets and are approved by a board resolution. This restriction does not prohibit, in the case of the Growth and Income Fund, escrow, collateral or margin arrangements in connection with its use of options, futures contracts, and options on futures contracts.

     Both funds are prohibited from investing more than 25% of their total assets in a single industry and, with certain exceptions, participating on a joint or a joint and several basis in any trading account in securities.

     The World Fund, with respect to 100% of its assets, may not purchase more than 10% of any class of securities of any one company. The Growth and Income Fund, with respect to 75% of its assets, may not purchase more than 10% of any class of securities of any one company or invest more than 5% of its total assets in any one company. The World Fund also is prohibited from investing in any company for the purpose of exercising control or management.

     The following policies are fundamental for the World Fund (but are only non-fundamental for the Growth and Income Fund). The World Fund may not: purchase or retain securities of any company in which directors or officers of the Company (or trustees and officers of the Trust, in the case of the Growth and Income Fund) or Global Advisors individually owning more than 1/2 of 1% of the securities of such company in the aggregate own more than 5% of the securities of such company; invest more than 5% of its total assets in securities of issuers that have been in continuous operation less than three years; invest more than 5% of its assets in warrants and more than 2% of its assets in warrants not listed on the New York Stock Exchange or American Stock Exchange; nor invest more than 15% of its total assets in securities of foreign issuers that are not listed on a U.S. or foreign securities exchange, including no more than 10% of its total assets that may be invested in securities with a limited trading market.

     The World Fund may not invest in "letter stocks" or securities on which there are any sales restrictions under a purchase agreement. This is neither a fundamental nor a non-fundamental policy of the Growth and Income Fund.

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

         Like all investments, an investment in the funds involves risk. There is no assurance that the funds will meet their investment goals. The achievement
of the funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills. The risks of the funds are basically the same as those of other investments in foreign securities.

STOCKS.

     While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or securities markets as a whole. Value stock prices are considered "cheap" relative to the company's perceived value. They may not increase in value, as anticipated by the fund manager, if other investors fail to recognize the company's value and bid up the price or in markets favoring faster-growing companies.

FOREIGN SECURITIES.

     Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in a fund. Investments in Depositary Receipts also involve some or all the following risks.

     COUNTRY. General securities market movements in any country where a fund has investments are likely to affect the value of the securities the fund owns that trade in that country. These movements will affect a fund's share price and fund performance.

     The political, economic and social structure of some countries a fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

     Each fund's investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

     COMPANY. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. A fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

CURRENCY.

     Many of the funds' investments are denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of a fund's foreign investments and that fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

     EURO. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, to replace the national currency for the eleven participating member countries. If a fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

     Because the change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares and fund performance. To the extent either fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

ILLIQUID SECURITIES.

     The World Fund may invest up to 10% of its total assets in securities with a limited trading market, while the Growth and Income Fund may invest up to 15% of its total assets in securities with a limited trading market. Such a market can result from political or economic conditions affecting previously established securities markets, particularly in emerging market countries.

INTEREST RATE.

     When interest rates rise, debt security prices fall. The opposite is also true: debt security prices go up when interest rates fall. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

CREDIT.

     This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value and, thus, impact the value of a fund's shares.

                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE AGREEMENT AND PLAN?

     A "majority of the outstanding voting securities" of the Growth and Income Fund (regardless of class) is necessary to approve the Agreement and Plan, which means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share, of Growth and Income Fund held at the close of business on May 21, 1999 (the "Record Date"). If sufficient votes to approve the Agreement and Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies. The holders of any number of shares who are entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute quorum) may adjourn the Meeting.

     Abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved, and will have the same effect as a vote against the Agreement and Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

         You can vote in any one of three ways:

                By mail, with the enclosed proxy card.

                In person at the Meeting.

                Through Shareholder Communications Corporation ("SCC"), a proxy solicitor, by calling 1-800/645-3559.


     A proxy card is, in essence, a ballot. IF YOU SIMPLY SIGN AND DATE THE PROXY BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED IN FAVOR OF THE AGREEMENT AND PLAN AND IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT UPON ANY UNEXPECTED MATTERS THAT COME BEFORE THE MEETING OR ADJOURNMENT OF THE MEETING.

CAN I REVOKE MY PROXY?

     You may revoke your proxy at any time before it is voted by sending a written notice to the Growth and Income Fund expressly revoking your proxy, by signing and forwarding to the Growth and Income Fund a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

     The Board of Trustees of the Trust does not intend to bring any matters before the Meeting other than described in this Prospectus/Proxy Statement. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

     Shareholders of record of the Growth and Income Fund at the close of business on May 21, 1999 (the "Record Date") will be entitled to vote at the meeting. Each share is entitled to one vote. On the Record Date, there were [_______________] outstanding shares of the Templeton Growth and Income Fund - Class A, and [_______________] outstanding shares of the Templeton Growth and Income Fund - Class C.

WHAT OTHER SOLICITATIONS WILL BE MADE?

     The Growth and Income Fund will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of the shares of record. The Growth and Income Fund may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of the Trust, without extra pay, may conduct additional solicitations by telephone, telegraph and personal interviews. The Company, on behalf of the Growth and Income Fund, has engaged SCC to solicit proxies from brokers, banks, other institutional holders and individual shareholders for an approximate fee, including out-of-pocket expenses, ranging from $_______ to $__________. The costs of any such additional solicitation and of any adjourned session will be shared one-quarter by the Growth and Income Fund, one-quarter by the World Fund, and one-half by Global Advisors.

ARE THERE DISSENTERS' RIGHTS?

     Shareholders of the Growth and Income Fund will not be entitled to any "dissenters' rights" since the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at Net Asset Value until the closing date. After the closing date, you may redeem your World Fund shares or exchange them into shares of certain other funds in the Franklin Templeton Funds, subject to the terms of the prospectus of the respective fund.



                        INFORMATION ABOUT THE WORLD FUND

     Information about the World Fund is included in the World Fund Prospectus, which is attached to and considered a part of this Prospectus/Proxy Statement. Additional information about the World Fund is included in its SAI, dated January 1, 1999, which has been filed with the SEC and is incorporated into the SAI relating to this Prospectus/Proxy Statement. You may request a free copy of the World Fund's SAI and other information by calling 1-800/DIAL BEN(R) or by writing to the World Fund at P.O. Box 33030, 100 Fountain Parkway, St. Petersburg, FL 33733-8030. The World Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998 is attached to and considered a part of this Prospectus/Proxy Statement.

     The World Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549, and at the Regional Offices of the SEC located in New York City at 7 World Trade Center, Suite 1300, New York, NY 10048 and in Chicago at 500 West Madison Street, Suite 1400, Chicago, IL 60661. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates or from the SEC's internet address at http: //www.sec.gov.

                  INFORMATION ABOUT THE GROWTH AND INCOME FUND

     Information about the Growth and Income Fund is included in the current Growth and Income Fund Prospectus and Statement of Additional Information, as well as in the Growth and Income Fund's Annual Report to Shareholders dated March 31, 1998 and Semi-Annual Report to Shareholders dated September 30, 1998. These documents have been filed with the SEC and the prospectus and shareholder reports are incorporated by reference herein. You may request free copies of these documents and other information relating to the Growth and Income Fund by calling 1-800/DIAL BEN(R) or by writing to P.O. Box 33030, 100 Fountain Parkway, St. Petersburg, FL 33733-8030. Reports and other information filed by the Growth and Income Fund can be inspected and copied at: the Public Reference Facilities maintained by the SEC at 450 Fifth Street NW, Washington, DC 20549, or at the at the Regional Offices of the SEC located in New York City at 7 World Trade Center, Suite 1300, New York, NY 10048 and in Chicago at 500 West Madison Street, Suite 1400, Chicago, IL 60661. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates or from the SEC's internet address at http: //www.sec.gov.

                           PRINCIPAL HOLDERS OF SHARES

     As of the Record Date, the officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding voting shares of the Growth and Income Fund. As of the Record Date, no person owned (beneficially or of record) 5% or more of the outstanding shares of the World Fund. As of the Record Date, the following shareholders of Growth and Income Fund (beneficial or of record) held 5% or more of the outstanding shares of those funds:




PAGE


                    GLOSSARY OF USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

GLOBAL ADVISORS - Templeton Global Advisors Limited, the investment manager for the World Fund and the Growth and Income Fund

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., principal underwriter for Growth and Income Fund and the World Fund, is located at 777 Mariners Island Boulevard, San Mateo, CA 94403-7777

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds, except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FT SERVICES -Franklin Templeton Services, Inc., the Funds' administrator

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the shareholder servicing and transfer agent to the World Fund and the Growth and Income Fund, located at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.

MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Growth and Income Fund and the World Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Growth and Income Fund and the World Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.


PAGE



                     EXHIBITS TO PROSPECTUS/PROXY STATEMENT

EXHIBIT

   A Form of Agreement and Plan of Reorganization between Templeton Funds, Inc. (on behalf of Templeton World Fund) and Templeton Global Investment Trust (on behalf of Templeton Growth and Income Fund)

   B             Prospectus of Templeton World Fund, dated January 1, 1999

   C Annual Report to Shareholders of Templeton World Fund for the fiscal year ended August 31, 1998



PAGE


                                    EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     Agreement and Plan of Reorganization (the "Agreement and Plan"), made as of the ___ day of ______________, 1999, by and between Templeton Funds, Inc. (the "Company"), a corporation incorporated under the laws of the State of Maryland, with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091, on behalf of its series, Templeton World Fund ("World Fund") and Templeton Global Investment Trust (the "Trust"), a business trust created under the laws of the State of Delaware, with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091, on behalf of its series, Templeton Growth and Income Fund ("Growth and Income Fund").

                             PLAN OF REORGANIZATION

     The reorganization (hereinafter referred to as "Plan of Reorganization") will consist of (i) the acquisition by the Company, on behalf of the World Fund, of substantially all of the property, assets and goodwill of Growth and Income Fund solely in exchange for shares of common stock, par value $1.00 per share, of Templeton World Fund - Class A ("World Fund Class A Shares") and shares of common stock, par value $1.00 per share, of Templeton World Fund - Class C ("World Fund Class C Shares") (collectively, "World Fund Shares"); (ii) the distribution of (a) World Fund Class A Shares to the shareholders of Templeton Growth and Income Fund - Class A ("Growth and Income Fund Class A Shares") and
(b) World Fund Class C Shares to the shareholders of Templeton Growth and Income Fund Class C ("Growth and Income Fund Class C Shares"), according to their respective interests; and (iii) the subsequent dissolution of Growth and Income Fund as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement and Plan hereinafter set forth.

                                    AGREEMENT

         In order to consummate the Plan of Reorganization and in consideration of the promises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF GROWTH AND INCOME FUND.
     (a) Subject to the terms and conditions of this Agreement and Plan, and in reliance on the representations and warranties of the Company herein contained, and in consideration of the delivery by the Company of the number of its World Fund Class A Shares and World Fund Class C Shares hereinafter provided, the Trust, on behalf of Growth and Income Fund, agrees that it will convey, transfer and deliver to the Company at the Closing all of Growth and Income Fund's then-existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out this Agreement and Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Growth and Income Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities as the Board of Trustees of the Trust shall reasonably deem to exist against Growth and Income Fund, if any, at the Closing Date, for which contingent and other appropriate liabilities reserves shall be established on Growth and Income Fund's books (hereinafter "Net Assets"). Growth and Income Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

     (b) Subject to the terms and conditions of this Agreement and Plan, and in reliance on the representations and warranties of the Trust herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Company agrees at the Closing to deliver to the Trust: (i) the number of World Fund Class A Shares, determined by dividing the net asset value per share of Growth and Income Fund Class A Shares by the net asset value per share of World Fund Class A Shares, and multiplying the result thereof by the number of outstanding Growth and Income Fund Class A Shares, as of 4:00 p.m. Eastern time on the Closing Date; and (ii) the number of World Fund Class C Shares, determined by dividing the net asset value per share of Growth and Income Fund Class C Shares by the net asset value per share of World Fund Class C Shares, and multiplying the result thereof by the number of outstanding Growth and Income Fund Class C Shares, as of 4:00 p.m. Eastern time on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

     (c) Immediately following the Closing, Growth and Income Fund shall dissolve and distribute pro rata to its shareholders as of the close of business on the Closing Date, World Fund Shares received by Growth and Income Fund pursuant to this Section 1. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of World Fund of the type and amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional World Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of Growth and Income Fund shall be entitled to surrender the same to the transfer agent for World Fund in exchange for the number of World Fund Shares into which the shares of the Growth and Income Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for World Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of Growth and Income Fund shall be deemed for all World Fund's purposes to evidence ownership of the number of World Fund Shares into which the shares of beneficial interest of Growth and Income Fund (which prior to the Closing were represented thereby) have been converted.

2. VALUATION.

     (a) The value of Growth and Income Fund's Net Assets to be acquired by World Fund hereunder shall be computed as of 4:00 p.m. Eastern time on the Closing Date using the valuation procedures set forth in Growth and Income Fund's currently effective prospectus.

     (b)  The net asset  value of a share of common  stock of World Fund
Class A Shares and World Fund Class C Shares shall be determined to the nearest full cent as of 4:00 p.m. Eastern time on the Closing Date using the valuation procedures set forth in World Fund's currently effective prospectus.

     (c) The net asset value of a share of beneficial interest of Growth and Income Fund Class A Shares and Growth and Income Fund Class C Shares shall be determined to the fourth decimal place as of 4:00 p.m. Eastern time on the Closing Date using the valuation procedures set forth in Growth and Income Fund's currently effective prospectus.

3. CLOSING AND CLOSING DATE.

     The Closing Date shall be ______________, 1999, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of the Company at [5:00] p.m. Eastern time on the Closing Date. The Trust shall have provided for delivery as of the Closing of those net assets of Growth and Income Fund to be transferred to World Fund's custodian, The Chase Manhattan Bank, Metro Tech Center, Brooklyn, New York 11245. Also, the Trust shall deliver at the Closing a list of names and addresses of the shareholders of record of Growth and Income Fund Class A Shares and Growth and Income Fund Class C Shares and the number of shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 4:00 p.m. Eastern time on the Closing Date, certified by its transfer agent or by its President to the best of its or his or her knowledge and belief. The Company shall issue and deliver a certificate or certificates evidencing the shares of common stock of World Fund to be delivered to said transfer agent registered in such manner as the Trust may request, or provide evidence satisfactory to the Trust that such World Fund Shares have been registered in an account on the books of World Fund in such manner as the Trust may request.

4. REPRESENTATIONS AND WARRANTIES BY THE TRUST.

     The Trust represents and warrants to the Company that:

     (a) The Trust is a business trust created under the laws of the State of Delaware on December 21, 1993, and is validly existing and in good standing under the laws of that state. The Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of Growth and Income Fund's shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

     (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, fully transferable, and has full voting rights and currently issues shares of five (5) series, including Growth and Income Fund. The Trust is authorized to issue an unlimited number of shares of beneficial interest of each series.

     (c)   The financial statements appearing in Growth and Income
Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1998, audited by McGladrey & Pullen, L.L.P., copies of which have been delivered to the Company, fairly present the financial position of Growth and Income Fund as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and records of Growth and Income Fund made available to World Fund and/or its counsel accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Growth and Income Fund.

     (e) The Trust has the necessary power and authority to conduct Growth and Income Fund's business as such business is now being conducted.

     (f) The Trust is not a party to or obligated under any provision of its Trust Instrument, its By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by the Trust's execution of or performance under this Agreement and Plan.

     (g) The Trust has elected to treat Growth and Income Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and Growth and Income Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date.

5. REPRESENTATIONS AND WARRANTIES BY THE COMPANY.

     The Company, represents and warrants to the Trust that:

     (a) The Company is a corporation incorporated under the laws of the State of Maryland on August 15, 1977, and is validly existing and in good standing under the laws of that state. The Company is duly registered under the 1940 Act as an open-end, management investment company and all of its shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

     (b) The Company is authorized to issue 3,700,000 shares of common stock, par value, $1.00 per share, each outstanding share of which is fully paid, non-assessable, fully transferable, and has full voting rights and currently issues shares of two (2) series including World Fund. The World Fund Shares to be issued pursuant to this Agreement and Plan will all be fully paid non-assessable, freely transferable and have full voting rights.

     (c) At the Closing, World Fund Shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of Growth and Income Fund are presently eligible for offering to the public, and there are a sufficient number of World Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Agreement and Plan to be consummated.

     (d) The financial statements appearing in World Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998, audited by McGladrey & Pullen, L.L.P., copies of which have been delivered to Growth and Income Fund, fairly present the financial position of World Fund as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (e) The Company has the necessary power and authority to conduct World Fund's business as such business is now being conducted.

     (f) The Company is not a party to or obligated under any provision of its Articles of Incorporation, as amended, its By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by the Company's execution of or performance under this Agreement and Plan.

     (g) The Company has elected to treat World Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and World Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date.

6. REPRESENTATIONS AND WARRANTIES BY THE TRUST AND THE COMPANY.

     The Trust and the Company each represents and warrants to the other that:

     (a) The statement of assets and liabilities to be furnished by it as of 4:00 p.m. Eastern time on the Closing Date for the purpose of determining the number of World Fund Shares to be issued pursuant to Section 1 of this Agreement and Plan will accurately reflect each funds' Net Assets, and outstanding shares of common stock, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "6(a)" above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (c) Except as disclosed in its currently effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it.

     (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

     (e) The execution, delivery, and performance of this Agreement and Plan have been duly authorized by all necessary action of its Board of Trustees or Board of Directors, as applicable, and this Agreement and Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

     (f) It anticipates that consummation of this Agreement and Plan will not cause Growth and Income Fund, in the case of the Trust, and World Fund, in the case of the Company, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation purposes as a RIC at the end of its fiscal year.

     (g) It has the necessary power and authority to conduct the business of its fund as such business is now being conducted.

7. COVENANTS OF THE TRUST AND THE COMPANY.

     (a) The Trust, on behalf of Growth and Income Fund, and the Company, on behalf of World Fund, each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing.

     (b) The Company undertakes that it will not acquire Growth and Income Fund shares for the purpose of making distributions thereof to anyone other than Growth and Income Fund's shareholders.

     (c)    The  Trust  undertakes  that,  if this  Agreement  and Plan is
consummated,   it  will  dissolve   Growth  and  Income  Fund  and  rescind  the
establishment of Growth and Income Fund as a series of the Trust.

     (d) The Trust and the Company each agree that, by the Closing, all of their federal and other tax returns and reports required by law to be filed by the Trust on behalf of Growth and Income and, or by the Company, on behalf of World Fund, on or before such date shall have been filed, and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

     (e) At the Closing, the Trust will provide World Fund with a copy of the shareholder ledger accounts of Growth and Income Fund, certified by its transfer agent or its President to the best of its or his or her knowledge and belief, for all the shareholders of record of Growth and Income Fund's shares as of 4:00 p.m. Eastern time on the Closing Date who are to become shareholders of World Fund as a result of the transfer of assets that is the subject of this Agreement and Plan.

     (f) The Trust agrees to mail to each shareholder of record entitled to vote at the meeting of Growth and Income Fund's shareholders at which action on this Agreement and Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Joint Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

     (g) The Company will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to the World Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Growth and Income Fund's shareholders' meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8. CONDITIONS PRECEDENT TO BE FULFILLED BY THE TRUST AND THE COMPANY.

     The obligations of the Trust and the Company to effectuate this Agreement and Plan hereunder shall be subject to the following respective conditions:

     (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement and Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

     (b) That each party shall have delivered to the other party a copy of the resolutions approving this Agreement and Plan adopted by its Board of Trustees or Board of Directors, as applicable, certified by its Secretary or equivalent officer.

     (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin the consummation of the Agreement under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) That this Agreement and Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Growth and Income Fund at an annual or special meeting or any adjournment thereof.

     (e)   That  each  party  shall  have  declared  a  distribution   or
distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its net investment income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed net investment income and net realized capital gains from any period to the extent not otherwise declared for distribution.

     (f) That there shall be delivered to the Trust and the Company an opinion from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust and the Company, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and Plan and based upon certificates of the officers of the Trust and the Company with regard to matters of fact:

     (1) The acquisition by World Fund of substantially all the assets of Growth and Income Fund as provided for herein in exchange for World Fund Shares will qualify as a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Growth and Income Fund and World Fund will each be a party to the respective reorganization within the meaning of Section 368(b) of the Code;

     (2) No gain or loss will be recognized by Growth and Income Fund upon the transfer of substantially all of its assets to World Fund in exchange solely for voting shares of World Fund (Code Sections 361(a) and 357(a)). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to Section 1276 of the Code;

     (3) No gain or loss will be recognized by World Fund upon the receipt of substantially all of the assets of Growth and Income Fund in exchange solely for voting shares of World Fund (Code Section 1032(a));

     (4) The basis of the assets of Growth and Income Fund received by World Fund will be the same as the basis of such assets to Growth and Income Fund immediately prior to the exchange (Code Section 362(b));

     (5) The holding period of the assets of World Fund received by Growth and Income Fund will include the period during which such assets were held by Growth and Income Fund (Code Section 1223(2));

     (6) No gain or loss will be recognized to the shareholders of Growth and Income Fund upon the exchange of their shares in Growth and Income Fund for voting shares of World Fund (Code Section 354(a));

     (7) The basis of the World Fund Shares received by Growth and Income Fund's shareholders shall be the same as the basis of the shares of Growth and Income Fund exchanged therefor (Code Section 358(a)(1));

     (8) The holding period of World Fund shares received by Growth and Income Fund's shareholders (including fractional shares to which they may be entitled) will include the holding period of Growth and Income Fund's shares surrendered in exchange therefor, provided that Growth and Income Fund's shares were held as a capital asset on the date of the exchange (Code Section 1223(1)); and

     (9) World Fund will succeed to and take into account as of the date of the proposed transfer (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations) the items of Growth and Income Fund described in Section 381(c) of the Code (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations), subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

     (g) The Company shall have received an opinion in form and substance satisfactory to it from Messrs. Stradley Ronon Stevens & Young, LLP, counsel to the Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

     (1) The Trust was organized as a business trust under the laws of the State of Delaware on December 21, 1993, and is validly existing and in good standing under the laws of that state;

     (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest of Growth and Income Fund, $0.01 par value per share.
Assuming that the initial shares of beneficial interest were issued in accordance with the 1940 Act, and the Trust Instrument and By-laws of the Trust, and that all other outstanding shares of Growth and Income Fund were sold, issued and paid for in accordance with the terms of Growth and Income Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, fully transferable and has full voting rights;

     (3) The Trust is an open-end management investment company of the type registered as such under the 1940 Act;

     (4) Except as disclosed in Growth and Income Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Growth and Income Fund, the unfavorable outcome of which would materially and adversely affect the Trust or Growth and Income Fund;

     (5) All actions required to be taken by the Trust to authorize this Agreement and Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of the Trust; and

     (6) Neither the execution, delivery, nor performance of this Agreement and Plan by the Trust violates any provision of its Trust Instrument or By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Trust is a party or by which Growth and Income Fund is otherwise bound; this Agreement is the legal, valid and binding obligation of the Trust and is enforceable against the Trust and/or Growth and Income Fund in accordance with its terms.

     In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust and Growth and Income Fund.

     (h) That the Trust shall have received an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to the Company, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

     (1) The Company was incorporated as a corporation under the laws of the State of Maryland on August 15, 1977, and is validly existing and in good standing under the laws of that state;

     (2) The Company is authorized to issue 3,700,000 shares of common stock of its series, World Fund, $1.00 par value per share. Assuming that the initial shares of World Fund were issued in accordance with the 1940 Act, and the Articles of Incorporation and By-laws of the Company, and that all other outstanding shares of World Fund were sold, issued and paid for in accordance with the terms of World Fund's prospectus in effect at the time of such sales, each such outstanding share of World Fund is fully paid, non-assessable, freely transferable and has full voting rights;

     (3) The Company is an open-end management, diversified investmentcompany of the type registered as such under the 1940 Act;

     (4) Except as disclosed in World Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Company, the unfavorable outcome of which would materially and adversely affect the Company or World Fund;

     (5) World Fund Shares to be issued pursuant to the terms of this Agreement and Plan have been duly authorized and, when issued and delivered as provided in this Agreement and Plan, will have been validly issued and fully paid and will be non-assessable by World Fund;

     (6) All corporate actions required to be taken by the Company to authorize this Agreement and Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary corporate action on the part of the Company;

     (7) Neither the execution, delivery, nor performance of this Agreement and Plan by the Company violates any provision of its Articles of Incorporation, its By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Company is a party or by which the Company on behalf of World Fund is otherwise bound; this Agreement and Plan is the legal, valid and binding obligation of the Company and World Fund and is enforceable against the Company and/or World Fund in accordance with its terms; and

     (8) The registration statement of which the prospectus, dated January 1, 1999, of World Fund is a part (the "Prospectus") is, at the time of the signing of this Agreement and Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to such counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Agreement and Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

     In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Company with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Company and World Fund.

     (i) That the Trust shall have received a certificate from the President and Secretary of the Company to the effect that the statements contained in World Fund's Prospectus, at the time the Prospectus became effective, at the date of the signing of this Agreement and Plan, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (j) That the Company's Registration Statement with respect to the World Fund Shares to be delivered to the Growth and Income Fund's shareholders in accordance with this Agreement and Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (k) That the World Fund Shares to be delivered hereunder shall be eligible for sale by World Fund with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Growth and Income Fund shareholder.

     (l) That, at the Closing, the Trust, on behalf of Growth and Income Fund, transfers to the Company, on behalf of World Fund, aggregate Net Assets of Growth and Income Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Growth and Income Fund on the Closing Date.

9. BROKERAGE FEES AND EXPENSES.

     (a) The Trust and the Company each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

     (b) The expenses of entering into and carrying out the provisions of this Agreement and Plan shall be borne one-quarter by Growth and Income Fund, one-quarter by World Fund, and one half by Templeton Global Advisors Limited.

10. TERMINATION; POSTPONEMENT; WAIVER; ORDER.

     (a) Anything contained in this Agreement and Plan to the contrary notwithstanding, this Agreement and Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Growth and Income Fund) prior to the Closing or the Closing may be postponed as follows:

     (1) by mutual consent of the Trust and the Company;

     (2) by the Trust if any condition of its obligations set forth in Section 8 of this Agreement has not been fulfilled or waived; or

     (3) by the Company if any condition of its obligations set forth in Section 8 of this Agreement has not been fulfilled or waived.

     An election by the Trust, on behalf of Growth and Income Fund, or the Company, on behalf of World Fund, to terminate this Agreement and Plan and to abandon the Plan of Reorganization shall be exercised, respectively, by the Board of Trustees of the Trust or the Board of Directors of the Company.

     (b) If the transactions contemplated by this Agreement and Plan have not been consummated by [DECEMBER 31], 1999, the Agreement and Plan shall automatically terminate on that date, unless a later date is agreed to by both the Trust and the Company.

     (c) In the event of termination of this Agreement and Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither the Trust nor the Company, nor their trustees or directors, officers, agents or shareholders shall have any liability in respect of this Agreement and Plan.

     (d) At any time prior to the Closing, any of the terms or conditions of this Agreement and Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Trustees or Board of Directors, as applicable, if, in the judgment of such Board, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement and Plan to its shareholders, on behalf of whom such action is taken.

     (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither the Trust nor the Company, nor any of their officers, trustees or directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustees or director, agent or shareholder of the Trust or the Company against any liability to the entity for which that officer, trustee or director, agent or shareholder so acts or to its shareholders to which that officer, trustee or director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

     (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust or Board of Directors of the Company to be acceptable, such terms and conditions shall be binding as if a part of this Agreement and Plan without further vote or approval of the shareholders of Growth and Income Fund, unless such terms and conditions shall result in a change in the method of computing the number of World Fund Shares to be issued to Growth and Income Fund shareholders in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Growth and Income Fund prior to the meeting at which the transactions contemplated by this Agreement and Plan shall have been approved, this Agreement and Plan shall not be consummated and shall terminate unless Growth and Income Fund shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11. ENTIRE AGREEMENT AND AMENDMENTS.

     This Agreement and Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement and Plan may be amended only by mutual consent of the parties in writing. Neither this Agreement and Plan nor any interest herein may be assigned without the prior written consent of the other party.

12. COUNTERPARTS.

     This Agreement and Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one

13. NOTICES.

     Any notice, report, or demand required or permitted by any provision of this Agreement and Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Templeton Global Investment Trust at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091, Attention: Secretary, or Templeton Funds Inc., 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091, Attention: Secretary, as the case may be.

14. GOVERNING LAW.

     This Agreement and Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

     IN WITNESS WHEREOF, Templeton Global Investment Trust, on behalf of Growth and Income Fund, and Templeton Funds, Inc., on behalf of Templeton World Fund, have each caused this Agreement and Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                                            TEMPLETON GLOBAL INVESTMENT TRUST,
                                            ON BEHALF OF TEMPLETON GROWTH AND
                                            INCOME FUND

Attest:
By:                                         By:
    --------------------------                 --------------------------------
         Barbara J. Green                          Deborah R. Gatzek
         Secretary                                 Vice President

                                             TEMPLETON FUNDS, INC., ON BEHALF
                                             OF TEMPLETON WORLD FUND

Attest:

By:                                         By:
  --------------------------                   --------------------------------
         Barbara J. Green                          Deborah R. Gatzek
         Secretary                                 Vice President



PAGE






                                    EXHIBIT B

                                  PROSPECTUS OF
                              TEMPLETON WORLD FUND
                              DATED JANUARY 1, 1999

     Prospectus of Templeton World Fund dated January 1, 1999 is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to shareholders. For purposes of the instant EDGAR Filing, the prospectus of Templeton World Fund dated January 1, 1999 is incorporated herein by reference to the electronic filing made on December 31, 1998, under File No. 002-60067.




PAGE


                                    EXHIBIT C

                        ANNUAL REPORT TO SHAREHOLDERS OF
                              TEMPLETON WORLD FUND
                    FOR THE FISCAL YEAR ENDED AUGUST 31, 1998



     Annual Report of Templeton World Fund dated August 31, 1998 is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to shareholders. For purposes of the instant EDGAR Filing, the Annual Report of Templeton World Fund dated August 31, 1998 is incorporated herein by reference to the electronic filing made on October 22, 1998, under File No. 002-60067.




PAGE

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                          PLEASE SIGN, DATE AND RETURN
                                YOUR PROXY TODAY

                  Please detach at perforation before mailing.

PROXY                                                                    PROXY


                       SPECIAL MEETING OF SHAREHOLDERS OF
                        TEMPLETON GROWTH AND INCOME FUND

                                  JULY 13, 1999

The undersigned hereby revokes all previous proxies for his shares and appoints [ _____________________________________________________________________ ] and
each of them, proxies of the undersigned with full power of substitution to vote all shares of Templeton Growth and Income Fund (the "Growth and Income Fund") that the undersigned is entitled to vote at the Growth and Income Fund's Special Meeting of Shareholders to be held at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091 at [_______], Eastern Time on July 13, 1999, including any adjournment thereof, upon such business as may properly be brought before the Meeting.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THE ATTACHED PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

                                        Note:  Please sign exactly as your name
                                        appears on the proxy. If signing for
                                        estates, trusts or corporations, title
                                        or capacity should be stated. If shares
                                        are held jointly, each holder must sign.


                                        ------------------------------------
                                        Signature


                                        ------------------------------------
                                        Print Name


                                        ------------------------------------
                                        Signature



                                        ------------------------------------
                                        Print Name




                            (Please see reverse side)




PAGE

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT



                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY

                  Please detach at perforation before mailing.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TEMPLETON GLOBAL INVESTMENT TRUST, ON BEHALF OF ONE OF ITS SERIES, TEMPLETON GROWTH AND INCOME FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF TEMPLETON GROWTH AND INCOME FUND PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION WITH TEMPLETON WORLD FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR PROPOSAL 1.

  1. To approve an Agreement and Plan of             FOR     AGAINST    ABSTAIN
     Reorganization by Templeton Global
     Investment Trust, on behalf of one of its       |_|       |_|        |_|
     series, Templeton Growth and Income Fund
     ("Growth and Income Fund") and Templeton
     World Fund, that provides for the
     acquisition of substantially all of the
     assets of the Growth and Income Fund in
     exchange for shares of Templeton World Fund
     - Class A and shares of Templeton World Fund
     -- Class C, the distribution of such shares to the shareholders of the Growth and Income
     Fund, and the dissolution of the Growth and Income Fund (the "Reorganization").

  2. To vote upon any other business that may           GRANT        WITHHOLD
     legally come before the Special Meeting of          |_|           |_|
     Shareholders or any adjournment thereof.

IMPORTANT:  PLEASE SIGN IN YOUR PROXY. . . TODAY!

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.



PAGE



Dear Shareholder:

     Enclosed is a Notice of Meeting for a Special Shareholders' Meeting of the Templeton Global Infrastructure Fund (the "Global Fund"). The Meeting has been called for July 13, 1999 at [________] Eastern time, at the offices of Templeton Global Investment Trust (the "Trust") at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091. The accompanying Prospectus/Proxy Statement describes a proposal being presented for your consideration and requests your prompt attention and vote via the enclosed proxy card.

                   PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND

                         RETURN THE ENCLOSED PROXY CARD!

     This meeting is critically important. You are being asked to consider and approve an Agreement and Plan of Reorganization that would result in your shares of the Global Fund being exchanged for those of a fund called Templeton World Fund (the "World Fund"). If shareholders of the Global Fund approve the proposal, if you own Class A shares of the Global Fund, you will receive Class A shares of the World Fund equal in value to your investment in shares of the Global Fund and, if you own Class C shares of the Global Fund, you will receive Class C shares of the World Fund equal in value to your investment in shares of the Global Fund. You will no longer be a shareholder of the Global Fund, and you will instead be a shareholder of the World Fund.

     The proposed transaction is intended to be a tax-free reorganization under the Internal Revenue Code of 1986, as amended, as further described in the accompanying Prospectus/Proxy Statement.

     The transaction is being proposed because the projected growth in assets of the Global Fund was not sufficient to continue to offer a fund with competitive performance and high quality service to shareholders over the long term. The World Fund has an investment goal and investment policies substantially similar to those of the Global Fund, as outlined in the Prospectus/Proxy Statement. The World Fund is managed by Templeton Global Advisors Limited. The Global Fund is managed by Templeton Investment Counsel, Inc. Both managers are wholly-owned subsidiaries of Franklin Resources, Inc. The World Fund is a larger fund than the Global Fund and thus should be better able to diversify its investments and to obtain certain savings in costs for shareholders.

     Please take the time to review this document and vote NOW! The Trustees of your fund unanimously recommend that you vote in favor of this proposal.

     o To ensure that your vote is counted, indicate your position on the enclosed proxy card.

     o    Sign and return your card promptly.

     o If you determine at a later date that you wish to attend this meeting, you may revoke your proxy and vote in person.

     Thank you for your attention to this matter.

                                      Sincerely,

                                      Barbara J. Green
                                      Secretary







                                PRELIMINARY COPY

                        TEMPLETON GLOBAL INVESTMENT TRUST
                                  ON BEHALF OF
                      TEMPLETON GLOBAL INFRASTRUCTURE FUND
                           500 East Broward Boulevard
                         Fort Lauderdale, FL 33394-3091

                     NOTICE OF SPECIAL SHAREHOLDERS' MEETING
                           To be held on July 13, 1999

To the Shareholders:

NOTICE IS HEREBY GIVEN that a Special Shareholders' Meeting of the Templeton Global Infrastructure Fund (the "Global Fund") will be held at the offices of Templeton Global Investment Trust (the "Trust"), 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091, on July 13, 1999 at [______] Eastern time. The Meeting is being called for the following reasons:

     1. To approve or disapprove an Agreement and Plan of Reorganization between the Trust, on behalf of the Global Fund, and Templeton Funds, Inc. (the "Company") on behalf of the Templeton World Fund (the "World Fund") that provides for: (i) the acquisition of substantially all of the assets of Global Fund in exchange for Class A and Class C shares of the Templeton World Fund, a series of the Company; (ii) the distribution of Class A shares and Class C shares of the World Fund to the shareholders of the Global Fund; and (iii) the liquidation and dissolution of the Global Fund.

     2. To grant the proxyholders the authority to vote upon any other business as may properly come before the Meeting or any adjournment thereof.

     The transaction contemplated by the Agreement and Plan of Reorganization is described in the attached Prospectus/Proxy Statement. A copy of the Agreement and Plan of Reorganization is attached as Exhibit A to the Prospectus/Proxy Statement.

     Shareholders of record as of the close of business on May 21, 1999 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

                               By Order of the Board of Trustees,

                               Barbara J. Green
                               Secretary


May [___], 1999

THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD(S) IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED.





                         PROSPECTUS AND PROXY STATEMENT

When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

                                TABLE OF CONTENTS

                                                                  PAGE

COVER PAGE                                                         Cover

SUMMARY
     On what proposal am I being asked to vote?
     How will the shareholder voting be handled?
     What are the general tax consequences of the Transaction?
COMPARISONS OF SOME IMPORTANT FEATURES
     How do the investment goals and policies of the funds compare?
     What are the risks of an investment in the funds?
     Who manages the funds?
     What are the fees and expenses of each fund and what might they be after the Transaction?
     Where can I find more financial information about the funds?
     What are other key features of the funds?
REASONS FOR THE TRANSACTION INFORMATION ABOUT THE TRANSACTION
     How will the Transaction be carried out?
     Who will pay the expenses of the Transaction?
     What  are  the  tax  consequences  of the  Transaction?
     How  do the  legal structures of the funds compare?
     What should I know about the World Fund Class A and Class C Shares?
     What are the capitalizations of the funds and what might the capitalization be after the Transaction?
COMPARISON OF INVESTMENT GOALS AND POLICIES
     Are there any significant differences between the investment goals of the funds?
     How do the types of securities the funds buy and the investment policies of the funds compare?
     How do the fundamental investment restrictions of the funds differ?
     What are the risk factors associated with investments in the funds?
VOTING INFORMATION
     How many votes are necessary to approve the Agreement and Plan?
     How do I ensure my vote is accurately recorded?
     Can I revoke my proxy?
     What other matters will be voted upon at the Meeting?
     Who is entitled to vote?
     What other solicitations will be made?
     Are there dissenters' rights?
INFORMATION ABOUT THE WORLD FUND
INFORMATION ABOUT THE GLOBAL FUND
PRINCIPAL HOLDERS OF SHARES
GLOSSARY OF USEFUL TERMS AND DEFINITIONS
EXHIBITS TO PROSPECTUS/PROXY STATEMENT
     Exhibit A - Form of Agreement and Plan of Reorganization
     Exhibit B - Prospectus of the Templeton World Fund dated January 1, 1999 Exhibit C - Annual Report to Shareholders of the Templeton World Fund dated
                 August 31, 1998

PAGE



                                PRELIMINARY COPY

                         PROSPECTUS AND PROXY STATEMENT

                             Dated May [_____], 1999

                          Acquisition of the assets of
                      TEMPLETON GLOBAL INFRASTRUCTURE FUND

                        By and in exchange for shares of
                              TEMPLETON WORLD FUND

     This Prospectus/Proxy Statement solicits proxies to be voted at a Special Shareholders' Meeting (the "Meeting") of the Templeton Global Infrastructure Fund (the "Global Fund"), which is a series of Templeton Global Investment Trust (the "Trust"), to approve or disapprove an Agreement and Plan of Reorganization (the "Agreement and Plan"). If shareholders of the Global Fund vote to approve the Agreement and Plan, the net assets of the Global Fund will be acquired by the Templeton World Fund (the "World Fund") in exchange for shares of Templeton World Fund -- Class A ("World Fund Class A Shares") and shares of Templeton World Fund -- Class C ("World Fund Class C Shares").

     The Meeting will be held at the principal offices of the Trust, which are located at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091, on July 13, 1999 at [_______] Eastern time. The Board of Trustees of the Trust, on behalf of the Global Fund, is soliciting these proxies. This Prospectus/Proxy Statement will first be sent to shareholders on or about May [_____], 1999.

     If the shareholders of the Global Fund vote to approve the Agreement and Plan, you will receive World Fund Class A Shares equal in value to your investment in shares of Templeton Global Fund - Class A ("Global Fund Class A Shares") and World Fund Class C shares equal in value to your investment in shares of Templeton Global Fund -- Class C ("Global Fund Class C Shares"). The Global Fund will then be liquidated.

     The World Fund is a series of Templeton Funds, Inc. (the "Company") and the Global Fund is a series of the Trust. Both the Company and the Trust are open-end management investment companies. Like the Global Fund, the World Fund's primary investment goal is to provide shareholders with long-term capital growth. The Global Fund seeks to achieve its goal by investing at least 65% of its total assets in equity and debt securities of U.S. and foreign companies, while the World Fund seeks to achieve its goal by investing primarily in equity securities of companies located anywhere in the world, including emerging markets. A significant difference between the funds is the fact that the Global Fund further seeks to achieve its goal by investing in companies that are primarily engaged in or related to the development, operation or rehabilitation of the physical and social infrastructures of any nation. The World Fund does not have this focus.

     This Prospectus/Proxy Statement gives the information about the proposed reorganization and World Fund Class A and C Shares that you should know before investing. You should retain it for future reference. Additional information about the World Fund and the proposed reorganization can be found in the following documents:

o The Prospectus of the World Fund dated January 1, 1999 (the "World Fund Prospectus") is attached to and considered a part of this Prospectus/Proxy Statement.

o The Annual Report to Shareholders of the World Fund dated August 31, 1998 contains financial and performance information for the World Fund and is attached to and considered a part of this Prospectus/Proxy Statement.

o A Statement of Additional Information dated May [_____], 1999 relating to this Prospectus/Proxy Statement, which has been filed with the SEC and is incorporated by reference into this Prospectus/Proxy Statement.

o The prospectus of the Global Fund dated August 1, 1998 as amended January 1, 1999 (the "Global Fund Prospectus") and the Global Fund's Annual Report to Shareholders dated March 31, 1998 and Semi-Annual Report to Shareholders dated September 30, 1998 are on file with the SEC (File Nos. 33-73244 and 811-8226) and are incorporated by reference herein.

     You may request a free copy of the SAI relating to this Prospectus/Proxy Statement, or any of the documents described above without charge by calling 1-800/DIAL BEN(R), or by writing to either fund at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.

     LIKE ALL MUTUAL FUND SHARES, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.






                                     SUMMARY

     This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the form of Agreement and Plan (attached as Exhibit A), the World Fund Prospectus (attached as Exhibit B), and the World Fund's Annual Report (attached as Exhibit C).

ON WHAT PROPOSAL AM I BEING ASKED TO VOTE?

     The Board of Trustees of the Trust has approved the Agreement and Plan for the Global Fund and recommends that shareholders of the Global Fund vote to approve the Agreement and Plan. If shareholders vote to approve the Agreement and Plan, the Global Fund's net assets will be transferred to the World Fund in exchange for an equal value of World Fund Class A and Class C Shares. These shares of the World Fund will then be distributed to the Global Fund's shareholders and the Global Fund will be liquidated. (This proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.")

     This means that if you own Global Fund Class A Shares, they will be exchanged for an equal value of World Fund Class A Shares, and if you own Global Fund Class C Shares, they will be exchanged for an equal value of World Fund Class C Shares. As a result, you will cease to be a shareholder of the Global Fund and will become a shareholder of the World Fund. This exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place.

     Like the Global Fund, the World Fund is a mutual fund in the Franklin Templeton Group of Funds. The World Fund is managed by Templeton Global Advisors Limited ("Global Advisors"), which, like the manager of the Global Fund, Templeton Investment Counsel, Inc. ("Investment Counsel"), is a wholly-owned subsidiary of Resources. The World Fund has investment goals and policies that are similar, but not identical, to those of the Global Fund.

     For the reasons set forth below under "Reasons for the Transaction," the Board of Trustees of the Trust has concluded that the Transaction is in the best interests of the shareholders of the Global Fund. The Board of Trustees of the Trust and Board of Directors of the Company also concluded that no dilution in value would result to the shareholders of the Global Fund or the World Fund, respectively, as a result of the Transaction.

                      THE BOARD OF TRUSTEES RECOMMENDS THAT
                   YOU VOTE TO APPROVE THE AGREEMENT AND PLAN

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

     All shareholders of the Global Fund will vote to determine whether the Global Fund will be reorganized into the World Fund. Shareholders who own shares of the Global Fund at the close of business on May 21, 1999 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold.

     REQUIRED VOTE. Approval of the Transaction requires the vote of a "majority of the outstanding voting securities" of the Global Fund (regardless of class) in favor of the Agreement and Plan, which means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.

     Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card. If you return a signed proxy card, your votes will be officially cast at the Meeting by the persons appointed as proxies.

     You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

WHAT ARE THE GENERAL TAX CONSEQUENCES OF THE TRANSACTION?

     It is expected that shareholders of the Global Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for World Fund Class A or Class C Shares. You should, however, consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You also should consult your tax advisor about state and local tax consequences of the Transaction, if any, because this discussion only relates to the federal income tax consequences. For further information about the tax consequences of the Transaction, see "Information About the Transaction - What are the tax consequences of the Transaction?"

                     COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS AND POLICIES OF THE FUNDS COMPARE?

     The World Fund and the Global Fund share the identical investment goal of obtaining long-term capital growth for shareholders. The way in which each fund seeks to achieve its goal differs. The Global Fund seeks to achieve its goal by investing at least 65% of its total assets in equity and debt securities of U.S. and foreign companies, while the World Fund seeks to achieve its goal by investing primarily in equity securities of companies located anywhere in the world, including emerging markets. Furthermore, the Global Fund seeks to achieve its goal by investing in companies that are principally engaged in or related to the development, operation or rehabilitation of the physical and social infrastructures of any nation. The World Fund does not have this focus.

     Both funds invest at least 65% of their total assets in issuers located in at least three countries (including the U.S.); invest without percentage limitation in domestic and foreign securities; and may invest up to 100% of their total assets in emerging markets. The funds' investment policies differ, however, in (i) the amount and types of securities in which each fund primarily invests; (ii) the amount of total assets that each fund may invest in illiquid securities; and (iii) limitations on each fund's investments in listed and unlisted securities.

     For more information about the investment goals and policies of the funds, see "Comparison of Investment Goals and Policies."

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

     As with most investments, investments in the Global Fund and the World Fund involve risks. There can be no guarantee against losses resulting from an investment in either fund, nor can there be any assurance that either fund will achieve its investment goal. The risks associated with an investment in each fund are substantially similar and include stock, foreign securities, currency, illiquid securities, interest rate, and credit risks.

     For more information about the risks of the funds, see "What are the risk factors associated with investments in the two funds?" under the heading "Comparison of Investment Goals and Policies." Also, the World Fund prospectus contains a bar chart and table that show the volatility of the World Fund's returns, which is one indicator of the risks of investing in the World Fund.

WHO MANAGES THE FUNDS?

     The management of the business and affairs of the funds is the responsibility of the Board of Directors (in the case of the World Fund) or the Board of Trustees (in the case of the Global Fund). Each Board elects officers who are responsible for the day-to-day operations of the funds.

     Investment Counsel manages the assets of the Global Fund and Global Advisors manages the assets of the World Fund. The management teams for the two funds therefore differ. Global Advisors and Investment Counsel are each wholly-owned subsidiaries of Franklin Resources, Inc. ("Resources"). Resources is a publicly owned company engaged in various aspects of the financial services industry through its subsidiaries. Together, Global Advisors, Investment Counsel and their affiliates serve as investment manager to 54 registered investment companies, with approximately 163 U.S.-based funds. They have over $216 billion in combined assets, under management for more than 7 million U.S.-based mutual fund shareholder and other accounts. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

     The team responsible for the day-to-day management of the World Fund is described below. Mr. Everett is the World Fund's lead portfolio manager, while Mr. Holowesko and Mr. Farrington have secondary portfolio management responsibilities.

     JEFFREY A. EVERETT CFA, EXECUTIVE VICE PRESIDENT OF GLOBAL ADVISORS. Mr. Everett has been a manager of the World Fund since 1996. He holds a BS in finance from Pennsylvania State University. He is a Chartered Financial Analyst and a member of the International Society of Financial Analysts and the Association of Investment Management and Research. Prior to joining the Franklin Templeton organization in 1989, Mr. Everett was an investment officer at First Pennsylvania Investment Research, a division of First Pennsylvania Corporation, where he analyzed equity and convertible securities. He also coordinated research for Centre Square Investment Group, the pension management subsidiary of First Pennsylvania Corporation. Mr. Everett is responsible for managing several offshore accounts, as well as several Franklin Templeton mutual funds.

     MARK G. HOLOWESKO CFA, PRESIDENT OF GLOBAL ADVISORS. Mr. Holowesko has been a manager of the World Fund since 1987. He joined the Franklin Templeton Group in 1985. He holds a BA in economics from Holy Cross College and an MBA from Babson College. He is a Chartered Financial Analyst, Chartered Investment Counselor, and a founding member of the International Society of Financial Analysts. Prior to joining the Franklin Templeton organization in 1985, Mr. Holowesko worked with RoyWest Trust Corporation (Bahamas) Limited as an investment analyst. His duties at RoyWest included managing trust and individual accounts, as well as equity market research worldwide. Mr. Holowesko is responsible for coordinating equity research and portfolio management activities worldwide for the Templeton Global Equity Group. He also manages several mutual funds.

     RICHARD  SEAN  FARRINGTON  CFA,  VICE  PRESIDENT  OF GLOBAL  ADVISORS.  Mr.
Farrington has been a manager of the World Fund since 1994. He joined the Franklin Templeton Group in 1991. He holds a BA in economics from Harvard University. Mr. Farrington is a Chartered Financial Analyst. He has served as the president of the Bahamas Society of Financial Analysts and is currently on the board of the International Society of Financial Analysts. He joined the Franklin Templeton organization in 1991 and is a research analyst and portfolio manager.

     The Investment Counsel portfolio management team for the Global Fund is comprised of Tucker Scott, lead portfolio manager, and Gary R. Clemons and Peter
A. Nori. These gentlemen do not provide investment management services to the World Fund.

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE TRANSACTION?

     The following tables describe the fees and expenses that you may pay if you buy and hold Class A or Class C shares of the Global Fund or the World Fund. The table also shows the estimated expense levels of the World Fund after the proposed Transaction.


                                                        ACTUAL+             ESTIMATED
                                                ---------------------   ------------------
                                                 Global      World       World Fund Class A
                                                  Fund       Fund           After
SHAREHOLDER TRANSACTION EXPENSES*                Class A/5/  Class A/5/   TRANSACTION
--------------------------------                -------      -------     ------------------
Maximum sales charge (Load) as a percentage
at offering price...........................      5.75%       5.75%           5.75%
Load imposed on purchases/1/................      5.75%       5.75%           5.75%
Maximum Deferred Sales Charge (Load)/2/.....       None       None            None
Exchange fee**..............................       None       None            None

ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
 Management fees...............................    0.75%      0.61%          0.61%
Distribution and service (12b-1) fees/4/.......    0.35%      0.25%          0.25%
Other expenses.................................    0.72%      0.19%         [0.19%]
                                                   -----      -----         -------
Total annual fund operating expenses...........   1.82%3      1.05%         [1.05%]


                                                        ACTUAL+             ESTIMATED
                                                --------------------    -----------------
                                                 Global      World      World Fund Class C
                                                  Fund       Fund            After
SHAREHOLDER TRANSACTION EXPENSES*                Class C/5/  Class C/5/    TRANSACTION
--------------------------------                 -------    -------        -----------
Maximum sales charge (Load) as a percentage
of  offering price..........................      1.99%       1.99%           1.99%
Load imposed on purchases/1/................      1.00%       1.00%           1.00%
Maximum Deferred Sales Charge (Load)/2/.....       0.99%      0.99%           0.99%
Exchange fee**..............................       None       None            None


ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
 Management Fees..............................     0.75%      0.61%          0.61%
Distribution and service (12b-1) Fees/4/.......    1.00%      1.00%          1.00%
Other expenses.................................    0.72%      0.19%         [0.19%]
                                                   -----      -----         -------
Total annual fund operating expenses...........   2.47%3      1.80%         [1.80%]

+ Information provided is for Global Fund Class A and Class C Shares for the fiscal year ended March 31, 1998. Information for World Fund Class A and Class C Shares is provided for the fiscal year ended August 31, 1998.

*If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

**There is a $5.00 fee for each exchange by a Market Timer, as that term is defined in the Glossary to this Prospectus/Proxy Statement. We process all other exchanges without a fee.

/1/ There is no front-end sales charge if you invest $1 million or more.

/2/ A Contingent Deferred Sales Charge ("CDSC") may apply to purchases of Class A Shares of $1 million or more if you sell the shares within one year and to any purchases of Class C Shares if you sell the shares within 18 months. A CDSC may also apply to purchases by certain retirement plans that qualify to buy Class A shares without a front-end sales charge. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage for Class C is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares?--Contingent Deferred Sales Charge" in the prospectus of the Global Fund and see "Your Account -CDSC" in the prospectus of the World Fund for details.

/3/ For the period shown, Global Advisors and FT Services had agreed in advance to waive or limit their respective management and administration fees to reduce the fund's expenses. With this reduction, management fees were 0.24% for the Global Fund and total operating expenses were 1.25% for Class A Shares and 1.90% for Class C Shares of Global Fund. This arrangement may end at any time upon notice to the Board.

/4/ The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

/5/ Prior to January 1, 1999, Class A Shares were designated Class I Shares and Class C Shares were designated Class II Shares.

     The following expense example can help you compare the cost of investing in the World Fund Class A and C Shares versus the cost of investing in the Global Fund Class A and Class C Shares. The example assumes that you invest $10,000 in each fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that each fund's operating expenses remain the same and that no fee waivers or expense limitations are in place. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



CLASS A                                      1 YEAR        3 YEARS        5 YEARS     10 YEARS
-------                                      ------        -------        -------     --------
Global Fund Class A                          $750/1/        $1,110         $1,500      $2,590

World Fund Class A                           $676/1/        $890           $1,121      $1,784

Estimated World Fund Class A (after          $__            $__            $__         $__
  proposed Transaction)

CLASS C

Global Fund Class C                          $450/2/        $860           $1,400      $2,880

World Fund Class C                           $379/3/        $661           $1,065      $2,195

Estimated World Fund Class C (after          $__            $__            $__         $__
 proposed  Transaction)

/1/ Assumes a Contingent Deferred Sales Charge will not apply.

/2/ For the same Class C investment, you would pay projected expenses of $350 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

/3/ For the same Class C investment, you would pay projected expenses of $281 if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. Each fund pays its operating expenses. The effects of these expenses are reflected in the net asset value or dividends of each class and are not directly charged to your account.

WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

     For the World Fund, per share income information for the past five fiscal years (and the most recent six month semi-annual period) is shown immediately below under the heading "Financial Highlights." Also, the current Annual Report to Shareholders of the World Fund for the fiscal year ended August 31, 1998 contains more financial information about the World Fund, including audited financial statements and a discussion of that fund's performance during the past fiscal year. The Annual Report is attached to and considered to be a part of this Prospectus/Proxy Statement.

     The Global Fund Prospectus, as well as the Global Fund's Annual Report to Shareholders the fiscal year ended March 31, 1998 and Semi-Annual Report to Shareholders for the six-month period ended September 30, 1998 contain similar information about that fund. These documents are available free of charge upon request (See "Information about the Global Fund").





                              Templeton World Fund

                         Financial Highlights -- Class A


                                                 Six Months Ended
                                                 February 28, 1999                 Year Ended August 31,
                                                   (unaudited)       1998       1997        1996         1995       1994
                                                -----------------------------------------------------------------------------
Per Share Operating Performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period                $____           $19.66     $16.21       $16.76       $17.06     $15.94
                                                 -----------------------------------------------------------------------------
Income from investment operations:

     Net investment income                          $____              .42        .45          .41          .33        .26
     Net realized and unrealized gains (losses)     $____            (1.59)      4.47         1.29         1.11       2.50
                                                 -----------------------------------------------------------------------------
Total from investment operations                    $____            (1.17)      4.92         1.70         1.44       2.76
     Less: Dividends from net investment income    ($___)             (.44)      (.43)        (.37)        (.28)      (.26)
     Less: Distributions from net realized gains   ($___)            (2.60)     (1.04)       (1.88)       (1.46)     (1.38)
                                                  -----------------------------------------------------------------------------
Total Distributions                                 $____            (3.04)     (1.47)       (2.25)       (1.74)     (1.64)
                                                  -----------------------------------------------------------------------------
Net asset value, end of period                      $____           $15.45     $19.66       $16.21       $16.76     $17.06
                                                  -----------------------------------------------------------------------------

Total Return (%)/1/                                  ____            (7.80)     32.70        11.73         9.87      18.87
Ratios/Supplemental Data
Net assets, end of period (000's)                   $_______     $7,852,041 $8,649,994  $6,483,146    $5,868,967 $5,421,691
Ratios to average net assets (%):
     Expenses                                        ____             1.04       1.03         1.03         1.05       1.04/2/
     Net investment income                           ____             2.34       2.58         2.66         2.18       1.67/2/
Portfolio turnover rate (%)                          ____            43.36      39.16        22.05        34.05      30.77


/1/ Total return does not reflect sales charges and is not annualized. /2/ Annualized.





                              Templeton World Fund

                         Financial Highlights -- Class C



                                                  Six Months Ended
                                                  February 28, 1999              Year Ended August 31,
                                                    (unaudited)           1998       1997      1996          1995/1/
                                                  -----------------------------------------------------------------------------

Per Share Operating Performance
(for a share outstanding throughout the
period)

Net asset value, beginning of period                   $____            $19.39     $16.04       $16.71       $15.36
                                                  -----------------------------------------------------------------------------
Income from investment operations:
     Net investment income                             $____               .33        .34          .45          .03
     Net realized and unrealized gains (losses)        $____             (1.61)      4.39         1.11         1.32
                                                  -----------------------------------------------------------------------------
Total from investment operations                       $____             (1.28)      4.73         1.56         1.35
     Less: Dividends from net investment income       ($___)              (.35)      (.34)        (.35)             --
     Less: Distributions from net realized gains      ($___)             (2.60)     (1.04)       (1.88)           --
                                                  -----------------------------------------------------------------------------
Total Distributions                                    $____             (2.95)     (1.38)       (2.23)          --
                                                  -----------------------------------------------------------------------------
Net asset value, end of period                         $____            $15.16     $19.39       $16.04       $16.71
                                                  -----------------------------------------------------------------------------
Total Return (%)/2/                                     ____             (8.51)     31.61        10.88         8.79
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)                      $_________      $325,319   $207,679     $58,619        $7,623
Ratios to average net assets (%):
     Expenses                                           ____              1.80       1.83         1.84         1.823
     Net investment income                              ____              1.66       1.92         2.14         1.373
Portfolio turnover rate (%)                             ____             43.36      39.16        22.05        34.05


/1/ Figures for Class C are for the period May 1, 1995 (effective date) through August 31, 1995.

/2/ Total return does not reflect sales charges and is not annualized.

/3/ Annualized.




WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

     TRANSFER AGENCY AND CUSTODY SERVICES. Franklin/Templeton Investor Services, Inc. ("Investor Services"), a wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the transfer agent and dividend-paying agent for the funds. Under an administration agreement, Franklin Templeton Services, Inc. ("FT Services"), also a wholly-owned subsidiary of Resources, provides certain administrative facilities to each fund.

     The Chase Manhattan Bank acts as the custodian of the securities and other assets of both of the funds. The main office of The Chase Manhattan Bank is MetroTech Center, Brooklyn, New York 11245. As a foreign custody manager, the bank selects and monitors foreign sub-custodian banks, selects and evaluates non-compulsory foreign depositories, and monitors and furnishes information relevant to the selection of compulsory depositories.

     MANAGEMENT AND ADMINISTRATION FEES. Global Advisors is the investment manager of the World Fund and Investment Counsel is the investment manager of the Global Fund. Under the World Fund's investment management agreement, the World Fund pays Global Advisors a management fee equal to an annual rate of 0.75% of the average daily net assets up to and including $200 million; 0.675% of the average daily net assets over $200 million up to and including $1.3 billion; and 0.60% of the average daily net assets over $1.3 billion. The Global Fund pays Investment Counsel a monthly management fee equal to an annual rate of 0.75% of its average daily net assets. The management fee rates for the past fiscal year for each of these funds are shown in the Fee Table for each fund included in the Summary section of this Prospectus/Proxy Statement. Because the World Fund and the Global Fund have multiple classes, holders of World Fund Class A Shares and World Fund Class C Shares and holders of Global Fund Class A Shares and Global Fund Class C Shares, each pays a proportionate share of these fees.

     DISTRIBUTION SERVICES. Pursuant to underwriting agreements relating to each of the funds, Franklin/Templeton Distributors, Inc. ("Distributors") acts as a principal underwriter in a continuous public offering of the funds' shares. Distributors pays the expenses of the distribution of the shares of the funds, including advertising expenses and the costs of printing sales materials and prospectuses used to offer shares to the public.

     RULE 12B-1 PLANS. Each class of the Global Fund and the World Fund has a separate distribution plan or "Rule 12b-1 Plan" under which the fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of that class. These expenses may include, among others, distribution or service fees paid to securities dealers who have executed a servicing agreement with the fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

     Payments of Rule 12b-1 fees by the Global Fund under its Class A plan may not exceed 0.35% per year of the fund's average daily net assets and under its Class C plan may not exceed 1.00% per year of the fund's average daily net assets. During the first year after certain Class A purchases are made without a sales charge, Securities Dealers may not be eligible to receive the Rule 12b-1 fees associated with the purchase.

     In the case of the World Fund's Class A plan, the Rule 12b-1 fees charged may not exceed 0.25% per year of the fund's average daily net assets and in the case of the World Fund's Class C plan, the Rule 12b-1 fees charged may not exceed 1.00% per year of the fund's average daily net assets.

     PURCHASES AND REDEMPTIONS. Each fund has a maximum front-end sales charge imposed on the purchase of its Class A shares of 5.75% with reduced charges for purchases over $50,000 and no sales charges for purchases of $1,000,000 or more. Each fund has a maximum sales charge of 1.00% imposed on purchases of its Class C shares and a maximum deferred sales charge of 0.99% imposed on the redemption of its Class C shares. The deferred sales charge for each fund's Class C Shares is waived in certain circumstances. For more information, please see "Choosing a Share Class" in the World Fund Prospectus and "How Do I Sell Shares" in the
Global Fund Prospectus. Both funds generally require a minimum initial investment of $1,000 and subsequent investments of at least $50. The minimum may be waived or reduced when shares of these funds are purchased through retirement accounts or plans providing for regular periodic investments.

     You may sell (redeem) your shares at any time. Shares of each fund also may be exchanged for shares of other Franklin Templeton Funds, subject to certain limitations, as provided in the prospectuses of the respective Franklin Templeton Fund. Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

     Shares of both funds may be redeemed at their respective Net Asset Value per share. However, redemptions of Class A shares of both funds that were purchased in amounts of $1,000,000 or more generally are subject to a Contingent Deferred Sales Charge ("CDSC") of 1% for a period of twelve months following the date of purchase. In addition, there may be a CDSC on any Class C share of either fund if it is sold within 18 months after purchase or on sales of Class A shares of the World Fund by certain retirement plans that acquired the shares without an initial sales charge. World Fund shares acquired by Global Fund shareholders as a result of this Transaction are subject to a Contingent Deferred Sales Charge to the same extent that the Global Fund shares were subject to a Contingent Deferred Sales Charge.

     Additional information and specific instructions explaining how to buy, sell, and exchange shares of the funds are outlined in the current prospectus of each fund under the heading "About Your Account" in the Global Fund's Prospectus and "Your Account" in the World Fund's Prospectus. The accompanying World Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions." These phone numbers are the same for both funds.

     DIVIDENDS AND DISTRIBUTIONS. Both funds declare dividends. The amount of these dividends will vary depending on changes in the funds' net investment income. Neither fund pays "interest" nor guarantees any amount of dividends or return on an investment in its shares.

     Each fund automatically reinvests distributions in additional shares of that fund unless you select a different option. Specific instructions explaining how to select a different option are outlined in the current prospectus of each fund.

     Distributions generally are taxable to you either as ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares or receive them in cash. Distributions designated by both funds as long-term capital gains are taxable to you as such.

     Ordinary dividends and capital gain distributions that you receive from the funds, and gains arising from redemptions or exchanges of your fund shares, will generally be subject to state and local income tax.

     For more information about the tax implications of investments in either fund, see the heading "Tax Considerations" in the World Fund Prospectus and "How Taxation Affects the Fund and its Shareholders" in the Global Fund Prospectus.

                           REASONS FOR THE TRANSACTION

     Because of the relatively low demand for the Global Fund, Investment Counsel recommended to the Board of Trustees of the Trust that Global Fund be combined with a larger fund that has similar investment goals and policies. A larger fund should be better able to diversify its investments and to obtain certain savings in costs for the Global Fund and its shareholders. The Transaction was also recommended to combine two similar funds within the Franklin Templeton Group to eliminate duplication of expenses and internal competition.

     The Agreement and Plan was presented to the Trust's Board of Trustees at a meeting of the Board. At the meeting, the Board questioned management about the potential benefits and costs to shareholders of the Global Fund. In deciding whether to recommend approval of the Transaction to shareholders, the Board of Trustees considered, among other things: the expense ratios of the Global Fund and World Fund; the comparative investment performance of the Global Fund and the World Fund; the compatibility of the investment goals, policies, restrictions and investments of the Global Fund with those of the World Fund; the tax consequences of the Transaction; and the significant experience of Global Advisors. During the course of its deliberations, the Board of Trustees also considered that the expenses of the Transaction will be shared one-quarter by the Global Fund, one-quarter by the World Fund, one-quarter by Investment Counsel, and one-quarter by Global Advisors.

     The Board concluded that the Transaction is in the best interests of the shareholders of the Global Fund and that no dilution of value would result to the shareholders of the Global Fund from the Transaction. It then decided to approve the Agreement and Plan and to recommend that shareholders of the Global Fund vote to approve the Transaction. As required by law, the Trustees approving the Agreement and Plan included a majority of the Trustees who are not interested persons of the Global Fund.

     The Board's conclusion was based on a number of factors, including that the Transaction would permit shareholders to pursue their investment goals in a larger fund. A larger fund should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater investment flexibility. A fund with higher aggregate net assets may also be able to reduce or eliminate certain duplicative costs and expenses. This may result in lower overall expense ratios through the spreading of fixed costs of fund operations over a larger asset base. However, variable expenses that are based on the value of assets or the number of shareholder accounts, such as custody and transfer agent fees, would be largely unaffected by the Transaction.

     The Board of Directors of the Company, on behalf of the World Fund, also determined that the Transaction was in the best interests of the World Fund and its shareholders and that no dilution would result to such shareholders.

     FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES OF THE TRUST, ON BEHALF OF THE GLOBAL FUND, RECOMMENDS THAT YOU VOTE FOR THE AGREEMENT AND PLAN. If the Agreement and Plan is not approved, the Board of Trustees will consider other possible courses of action for the Global Fund, including dissolution and liquidation.

                        INFORMATION ABOUT THE TRANSACTION

     This is only a summary of the Agreement and Plan. You should read the actual Agreement and Plan. It is attached as Exhibit A.

HOW WILL THE TRANSACTION BE CARRIED OUT?

     If the shareholders of the Global Fund approve the Agreement and Plan, the Transaction will take place after various conditions are satisfied by the Trust, on behalf of the Global Fund, and by the Company, on behalf of the World Fund, including the delivery of certain documents. The Trust and the Company will agree on the closing date. If the shareholders of the Global Fund do not approve the Agreement and Plan, the Transaction will not take place.

     If shareholders of the Global Fund approve the Agreement and Plan, the Global Fund will deliver substantially all of its assets to the World Fund on the closing date. In exchange, the Global Fund will receive World Fund Class A Shares and World Fund Class C Shares that have a value equal to the dollar value of the assets initially delivered to the World Fund. Those shares will be distributed pro rata to the Global Fund's shareholders of record as of the close of business on the closing date. World Fund Class A Shares will be distributed to holders of Global Fund Class A Shares and World Fund Class C Shares will be distributed to holders of Global Fund Class C Shares. The stock transfer books of the Global Fund will be permanently closed as of [____] p.m. Eastern time on the closing date. The Global Fund will only accept requests for redemption received in proper form before [____] p.m. on the closing date. Requests received after that time will be considered requests to redeem shares of the World Fund.

     To the extent permitted by law, the Trust and the Company may amend the Agreement and Plan without shareholder approval. They may also decide to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of the Global Fund.

WHO WILL PAY THE EXPENSES OF THE TRANSACTION?

     The expenses resulting from the Transaction will be shared by the following parties in the percentages indicated: 25% by the Global Fund, 25% by the World Fund, 25% by Investment Counsel, and 25% by Global Advisors. As described above, Investment Counsel and Global Advisors are the investment managers for the Global Fund and the World Fund, respectively.

HOW DO THE LEGAL STRUCTURES OF THE FUNDS COMPARE?

     The Global Fund is a series of the Trust, which is a business trust organized under the laws of the State of Delaware on December 21, 1993. The World Fund is a series of Templeton Funds, Inc., a Maryland corporation (previously defined as the "Company"), which was formed on August 15, 1977. Both the Delaware Business Trust Act and the Maryland General Corporation Law contain provisions that are specially designed to facilitate the operations of mutual funds.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTION?

     The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from the Trust, on behalf of the Global Fund, and the Company, on behalf of the World Fund, it is the opinion of Stradley, Ronon, Stevens & Young LLP, counsel to the Trust and the Company, that shareholders of the Global Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of the Global Fund for shares of the World Fund and that the World Fund will not recognize any gain or loss upon receipt of the Global Fund's assets.

     You will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser as to state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT WORLD FUND CLASS A AND CLASS C SHARES?

     World Fund Class A Shares and World Fund Class C Shares will be distributed to the shareholders of the Global Fund. Each share will be fully paid and nonassessable when issued with no personal liability attaching to the ownership thereof. Each World Fund Class A Share and World Fund Class C Share will have no preemptive or conversion rights, and will be transferable upon the books of the World Fund. The shares of the World Fund will be recorded electronically in each shareholder's account. The World Fund will then send a confirmation to each shareholder. As described in its prospectus, the World Fund does not issue share certificates unless requested. Former shareholders of the Global Fund whose shares are represented by outstanding share certificates will not be allowed to redeem shares of the Global Fund until the certificates have been returned.

     The shares of both funds have noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

     Like the Global Fund, the World Fund does not routinely hold annual meetings of shareholders. The funds may each hold special meetings for matters requiring shareholder approval. A meeting of shareholders may also be called by the Board of Directors or Trustees in its discretion or by shareholders who hold at least 10% of that company's or trust's outstanding shares in order to consider the removal of a Board member.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTION?

     The following table sets forth, as of March 31, 1999, the capitalization of the Class A and C Shares of the Global Fund and the World Fund. The table also shows the projected capitalization of the World Fund Class A and Class C Shares as adjusted to give effect to the proposed Transaction. The capitalization of the World Fund and its classes is likely to be different when the Transaction is consummated.



                                                                  World Fund
                                        Global     World      after Transaction
                                        Fund       Fund          (projected)
                                      -----------------------------------------
Net Assets (all classes)*              $           $            $

Class A net assets (millions)

Class A shares outstanding

Class A net asset value per share

Class C net assets

Class C net asset value per share

Class C shares outstanding

* The World Fund offers an additional class of shares, Class B.


                   COMPARISON OF INVESTMENT GOALS AND POLICIES

     This section describes key investment goals of the Global Fund and the World Fund, and certain noteworthy differences between the investment objectives and policies of the funds. For a complete description of the World Fund's investment policies and risks, you should read the World Fund prospectus, which is attached to this Prospectus/Proxy Statement as Exhibit B.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS OF THE FUNDS?

     The Global Fund and the World Fund have the same investment goal of providing investors with long-term capital growth. Each investment goal is fundamental. The way in which each fund seeks to achieve its goal differs. The Global Fund seeks to achieve its goal by investing at least 65% of its total assets in equity and debt securities of U.S. and foreign companies, while the World Fund seeks to achieve its goal by investing primarily in equity securities of companies located anywhere in the world, including emerging markets. A significant difference between the funds is that the Global Fund further seeks to achieve its goal by investing in companies that are principally engaged in or related to the development, operation or rehabilitation of the physical and social infrastructures of any nation. The World Fund does not have this focus.

     Policies or restrictions stated in this Prospectus/Proxy Statement as fundamental may not be changed without the approval of the lesser of: (i) a majority of the outstanding shares of the fund; or (ii) 67% or more of the shares represented at a shareholders' meeting at which the holders of more than 50% of the outstanding shares are represented.

HOW DO THE TYPES OF SECURITIES THE FUNDS BUY AND INVESTMENT POLICIES OF THE FUNDS COMPARE?

GENERAL.

     Both funds invest in equity and debt securities of U.S. and foreign companies. The primary difference between the types of securities that make up the funds' portfolios is that the Global Fund focuses primarily on companies that are principally engaged in or related to the development, operation or rehabilitation of the physical and social infrastructures of any nation. The World Fund does not have this focus. Both funds invest at least 65% of their total assets in issuers located in at least three countries (including the U.S.); invest without percentage limitation in domestic and foreign securities; and may invest up to 100% of their total assets in emerging markets. The funds make foreign investments by directly holding foreign securities or investing in depositary receipts. Under certain circumstances, each fund invests a portion of its assets temporarily in short-term instruments.

EQUITY SECURITIES.

     Both funds invest in equity securities of U.S. and foreign companies, including companies located in emerging markets. The World Fund seeks to obtain its investment goal by primarily investing in equity securities, while the Global Fund seeks to obtain its investment goal by primarily investing equity and debt securities. Equity securities generally entitle the holder to participate in a company's general operating results and typically include common stock, preferred stock, convertible securities, warrants or rights. Currently, the Global Fund invests primarily in common stock, while the World Fund invests primarily in common as well as preferred stock.

DEBT SECURITIES.

     The Global Fund attempts to achieve its investment goal by having a flexible policy of investing in debt securities and equity securities. Depending upon current market conditions, the World Fund generally invests a portion of its total assets in debt securities of companies and governments located anywhere in the world. Debt securities represent an obligation of the issuer to repay a loan of money to it, and generally provide for the payment of interest. These include bonds, notes and debentures. Both funds may buy rated and unrated debt securities of any maturity. Neither fund may invest more than 5% of its total assets in non-investment grade securities (i.e., those rated lower than BBB by S&P or Baa by Moody's or, in the case of the Growth and Income Fund, if unrated, determined by the fund to be of comparable quality).

DEPOSITARY RECEIPTS.

     Both funds invest in American, European and Global Depositary Receipts. Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic company.

TEMPORARY INVESTMENTS.

     When either Investment Counsel or Global Advisors believes unusual or adverse economic, market or other conditions exist, each fund's portfolio may be invested in a temporary defensive manner. Under these circumstances, each fund may invest all of its assets in: (i) high quality commercial paper; (ii) securities issued by or guaranteed by the U.S. government; (iii) repurchase agreements with banks and broker-dealers; or (iv) short-term time deposits with banks. The Global Fund may additionally invest in securities issued by or guaranteed by a foreign government as a temporary investment.

ILLIQUID SECURITIES.

     The Global Fund may invest up to 15% of its total assets in illiquid securities, including up to 10% of its total assets in restricted securities. The World Fund may invest no more than 10% of its total assets in securities with a limited trading market. The Global Fund may invest without percentage limitation in listed or unlisted securities of foreign and domestic companies of any size (market capitalization). By comparison, the World Fund may only invest up to 15% of its total asset in foreign securities that are not listed on a recognized U.S. or foreign securities exchange.

DIVERSIFICATION.

     Both funds are diversified under the 1940 Act. However, the World
Fund's portfolio is potentially more diversified than the Global Fund's portfolio. The World Fund may invest no more than 5% of its total assets in securities issued by any one company or foreign government. The Global Fund will not buy a security if, with respect to 75% of its net assets, more than 5% would be invested in the securities of any single issuer or if it would result in the fund owning more than 10% of the voting securities of a single issuer. The remaining 25% of the Global Fund's assets may be invested in the securities of a single issuer. Each fund, irrespective of these limits, may invest up to 100% of its total assets in U.S. government securities.

CONCENTRATION.

     Both funds may invest in any industry although neither will concentrate (invest more than 25% of its total assets) in any one industry.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

     Except as described below, the funds have adopted similar restrictions as fundamental policies, which may not be changed without the approval of a majority of the outstanding voting securities of the fund.

     Both funds are generally prohibited from investing in real estate or mortgages on real estate, although each fund may invest in marketable securities secured by real estate or interests therein or, in the case of the World Fund, issued by companies or investments trusts that invest in real estate or interests therein.

     Both funds are generally prohibited from investing in other open-end investment companies, except that the Global Fund may invest in such securities in connection with a merger, consolidation, acquisition or reorganization.

     Both funds are generally prohibited from investing in interests in oil, gas or other mineral exploration or development programs, except that the Global Fund may invest in debentures or equity stock interests of such issuers.

     Both funds are generally prohibited from purchasing or selling commodity contracts, except that both funds may purchase or sell futures contracts, in the case of the Global Fund, and stock index futures contracts, in the case of the World Fund.

     Both funds are prohibited from acting as an underwriter.

     Both funds are generally prohibited from issuing senior securities, purchasing on margin or selling short, provided, however, that the World Fund may make margin payments in connection with, and purchase and sell, stock index futures contracts and options on securities indexes and the Global Fund may make margin payments in connection with futures, options and currency transactions.

     Neither fund may loan money, except that each fund may purchase a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness and enter into repurchase agreements.

     Both funds are generally prohibited from borrowing money, except that the Global Fund may borrow from banks in an amount not exceeding 33 1/3% of the value of its total assets and the World Fund may borrow from banks in an amount not exceed 5% of the value of its total assets (provided such borrowing is temporary and in connection with the purchase or cancellation of its shares).

     Both funds are generally prohibited from pledging, mortgaging, and hypothecating their assets for any purposes except to secure bank borrowings and, in the case of the World Fund, only if such borrowings do not exceed 10% of the value of its total assets and are approved by a board resolution. This restriction does not prohibit, in the case of the Global Fund, escrow, collateral or margin arrangements in connection with its use of options, futures contracts, and options on futures contracts.

     Both funds are prohibited from investing more than 25% of their total assets in a single industry and, with certain exceptions, participating on a joint or a joint and several basis in any trading account in securities.

     The World Fund, with respect to 100% of its assets, may not purchase more than 10% of any class of securities of any one company. The Global Fund, with respect to 75% of its assets, may not purchase more than 10% of any class of securities of any one company or invest more than 5% of its total assets in any one company. The World Fund also is prohibited from investing in any company for the purpose of exercising control or management.

     The following policies are fundamental for the World Fund (but are only non-fundamental for the Global Fund). The World Fund may not: purchase or retain securities of any company in which directors or officers of the Templeton Funds, Inc. (or trustees and officers of Templeton Global Investment Trust, in the case of the Global Fund) or Global Advisors (or Investment Counsel, in the case of the Global Fund) individually owning more than 1/2 of 1% of the securities of such company in the aggregate own more than 5% of the securities of such company; invest more than 5% of its total assets in securities of issuers that have been in continuous operation less than three years; invest more than 5% of its assets in warrants and more than 2% of its assets in warrants not listed on the New York Stock Exchange or American Stock Exchange; nor invest more than 15% of its total assets in securities of foreign issuers that are not listed on a U.S. or foreign securities exchange, including no more than 10% of its total assets that may be invested in securities with a limited trading market.

     The World Fund may not invest in "letter stocks" or securities on which there are any sales restrictions under a purchase agreement. This is neither a fundamental nor a non-fundamental policy of the Global Fund.

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

     Like all investments, an investment in the funds involves risk. There is no assurance that the funds will meet their investment goals. The achievement of the funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills. The risks of the funds are basically the same as those of other investments in foreign securities.

STOCKS.

     While stocks have historically outperformed other asset classes over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or securities markets as a whole. Value stock prices are considered "cheap" relative to the company's perceived value. They may not increase in value, as anticipated by the fund manager, if other investors fail to recognize the company's value and bid up the price or in markets favoring faster-growing companies.

FOREIGN SECURITIES.

     Securities of companies and governments located outside the U.S. may involve risks that can increase the potential for losses in a fund. Investments in Depositary Receipts also involve some or all the following risks.

     COUNTRY. General securities market movements in any country where a fund has investments are likely to affect the value of the securities the fund owns that trade in that country. These movements will affect a fund's share price and fund performance.

     The political, economic and social structure of some countries a fund invests in may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

     Each fund's investments in developing or emerging markets are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, business and social frameworks to support securities markets. Foreign securities markets, including emerging markets, may have substantially lower trading volumes than U.S. markets, resulting in less liquidity and more volatility than experienced in the U.S. While short-term volatility in these markets can be disconcerting, declines in excess of 50% are not unusual.

     COMPANY. Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies and their securities may not be as liquid as securities of similar U.S. companies. Foreign stock exchanges, trading systems, brokers and companies generally have less government supervision and regulation than in the U.S. A fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts.

CURRENCY.

     Many of the funds' investments are denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what each fund owns and that fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

     EURO. On January 1, 1999, the European Monetary Union (EMU) introduced a new single currency, the euro, which will replace the national currency for the eleven participating member countries. If a fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

     Because the change to a single currency is new and untested, the establishment of the euro may result in market volatility. For the same reason, it is not possible to predict the impact of the euro on the business or financial condition of European issuers which the fund may hold in its portfolio, and their impact on the value of fund shares and fund performance. To the extent either fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

ILLIQUID SECURITIES.

     The World Fund may invest up to 10% of its total assets in securities with a limited trading market, while the Global Fund may invest up to 15% of its total assets in securities with a limited trading market. Such a market can result from political or economic conditions affecting previously established securities markets, particularly in emerging market countries.

INTEREST RATE.

     When interest rates rise, debt security prices fall. The opposite is also true: debt security prices go up when interest rates fall. Generally, interest rates rise during times of inflation or a growing economy, and fall during an economic slowdown or recession. Securities with longer maturities usually are more sensitive to interest rate changes than securities with shorter maturities.

CREDIT.

     This is the possibility that an issuer will be unable to make interest payments or repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect its value and, thus, impact the value of a fund's shares.

                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE AGREEMENT AND PLAN?

     A "majority of the outstanding voting securities" of the Global Fund (regardless of class) is necessary to approve the Agreement and Plan, which means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share, of the Global Fund held at the close of business on May 21, 1999 (the "Record Date"). If sufficient votes to approve the Agreement and Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies. The holders of any number of shares entitled to vote at the Meeting and present in person or by proxy (whether or not sufficient to constitute quorum) may adjourn the Meeting.

     Abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved and will have the same effect as a vote against the Agreement and Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

You can vote in any one of three ways:

          By mail, with the enclosed proxy card.

          In person at the Meeting.

          Through Shareholder Communications Corporation ("SCC"), a proxy solicitor, by calling 1-800/645-3559.

     A proxy card is, in essence, a ballot. IF YOU SIMPLY SIGN AND DATE THE PROXY BUT GIVE NO VOTING INSTRUCTIONS, YOUR SHARES WILL BE VOTED IN FAVOR OF THE AGREEMENT AND PLAN AND IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT UPON ANY UNEXPECTED MATTERS THAT COME BEFORE THE MEETING OR ADJOURNMENT OF THE MEETING.

CAN I REVOKE MY PROXY?

     You may revoke your proxy at any time before it is voted by sending a written notice to the Global Fund expressly revoking your proxy, by signing and forwarding to the Global Fund a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

         The Board of Trustees of the Trust does not intend to bring any matters before the Meeting other than described in this Prospectus/Proxy Statement. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

     Shareholders of record of the Global Fund at the close of business on May 21, 1999 (the "Record Date") will be entitled to vote at the meeting. Each share is entitled to one vote. On the Record Date, there were [_______________] outstanding shares of the Templeton Global Fund -- Class A and [_______________] outstanding shares of Templeton Global Fund -- Class C.

WHAT OTHER SOLICITATIONS WILL BE MADE?

     The Global Fund will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of the shares of record. The Global Fund may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of the Trust, without extra pay, may conduct additional solicitations by telephone, telegraph and personal interviews. The Trust, on behalf of the Global Fund, has engaged SCC to solicit proxies from brokers, banks, other institutional holders and individual shareholders for an approximate fee, including out-of-pocket expenses, ranging from $[____] to [_____]. The costs of any such additional solicitation and of any adjourned session will be shared one-quarter by the Global Fund, one-quarter by the World Fund, one-quarter by Investment Counsel, and one-quarter by Global Advisors.

     ARE THERE DISSENTERS' RIGHTS?

     Shareholders of the Global Fund will not be entitled to any "dissenters' rights" since the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at Net Asset Value until the closing date. After the closing date, you may redeem your Global Fund shares or exchange them into shares of certain other funds in the Franklin Templeton Funds, subject to the terms in the prospectus of the respective fund.

                        INFORMATION ABOUT THE WORLD FUND

     Information about the World Fund is included in the World Fund prospectus, which is attached to and considered a part of this Prospectus/Proxy Statement. Additional information about the World Fund is included in its SAI, dated January 1, 1999, which has been filed with the SEC and is incorporated into the SAI relating to this Prospectus/Proxy Statement. You may request a free copy of the World Fund's SAI and other information by calling 1-800/DIAL BEN(R) or by writing to the World Fund at P.O. Box 33030, 100 Fountain Parkway, St. Petersburg, FL 33733-8030. The World Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998 is attached to and considered a part of this Prospectus/Proxy Statement.

     The World Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street N.W., Washington, D.C. 20549, and at the Regional Offices of the SEC located in New York City at 7 World Trade Center, Suite 1300, New York, NY 10048 and in Chicago at 500 West Madison Street, Suite 1400, Chicago IL 60661. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, D.C. 20549-6009, at prescribed rates or from the SEC's internet address at http://www.sec.gov.

                        INFORMATION ABOUT THE GLOBAL FUND

     Information about the Global Fund is included in the current Global Fund Prospectus and SAI dated August 1, 1998, as well as in the Global Fund's Annual Report to Shareholders dated March 31, 1998 and Semi-Annual Report to Shareholders dated September 30, 1998. These documents have been filed with the SEC and the prospectus and shareholder reports are incorporated by reference herein. You may request free copies of these documents and other information by calling 1-800/DIAL BEN(R) or by writing to P.O. Box 33030, 100 Fountain Parkway, St. Petersburg, FL 33733-8030. Reports and other information filed by the Global Fund can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street N.W., Washington, D.C. 20549, and at the Regional Offices of the SEC located in New York City at 7 World Trade Center, Suite 1300, New York, NY 10048 and in Chicago at 500 West Madison Street, Suite 1400, Chicago IL 60661. Also, copies of such material can be obtained from the SEC's Public Reference Section, SEC, Washington, D.C. 20549-6009, at prescribed rates or from the SEC's internet address at http://www.sec.gov.

                           PRINCIPAL HOLDERS OF SHARES

     As of the Record Date, the officers of and Trustees of the Trust, as a group, owned less than 1% of the outstanding voting shares of the Global Fund and the World Fund. As of the Record Date, no person owned (beneficially or of record) 5% or more of the outstanding shares of the Global Fund. As of the Record Date, the following shareholders of the World Fund (beneficial or of record) held 5% or more of the outstanding shares of the Global Fund:





                    GLOSSARY OF USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% or more that may apply if you sell your shares within 12 months of purchase

DIRECTORS - The Board of Directors of the Company

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., 777 Mariners Island Boulevard, San Mateo, CA 94404, the principal underwriter for both funds

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds, except Franklin Valuemark Funds, Templeton Capital Accumulator Fund, Inc., and Templeton Variable Products Series Fund

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group

of Funds

GLOBAL ADVISORS - Templeton Global Advisors Limited, Lyford Cay, Nassau, Bahamas, the investment manager for the World Fund

INVESTMENT COUNSEL - Templeton Investment Counsel, Inc., 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091, the investment manager for the Global Fund

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., 777 Mariners Island Boulevard, San Mateo, CA 94404, the shareholder servicing and transfer agent

NASD - National Association of Securities Dealers, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

OFFERING PRICE - The public offering price is based on the Net Asset Value per share and includes the front-end sales charge. The maximum front-end sales charge for each fund is 5.75%.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity

TRUSTEES - The Board of Trustees of the Trust

U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the funds and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources




PAGE


                           EXHIBITS TO COMBINED PROXY
                            STATEMENT AND PROSPECTUS

EXHIBIT

   A Form of Agreement and Plan of Reorganization by Templeton Global Investment Trust, on behalf of its series, Templeton Global Infrastructure Fund, and Templeton Funds, Inc., on behalf of its series, Templeton World Fund

   B              Prospectus of Templeton World Fund, dated January 1, 1999

   C Annual Report to Shareholders of Templeton World Fund for the fiscal year ended August 31, 1998



PAGE

                                    EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     Agreement and Plan of Reorganization (the "Agreement and Plan"), made as of the ___ day of ______________, 1999, by and between Templeton Funds, Inc. (the "Company"), a corporation incorporated under the laws of the State of Maryland, with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091, on behalf of its series, Templeton World Fund ("World Fund") and Templeton Global Investment Trust (the "Trust"), a business trust created under the laws of the State of Delaware, with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091, on behalf of its series, Templeton Global Infrastructure Fund ("Global Fund").

                             PLAN OF REORGANIZATION

     The reorganization (hereinafter referred to as "Plan of Reorganization") will consist of (i) the acquisition by the Company, on behalf of the World Fund, of substantially all of the property, assets and goodwill of Global Fund solely in exchange for shares of common stock, par value $1.00 per share, of Templeton World Fund - Class A ("World Fund Class A Shares") and shares of common stock, par value $1.00 per share, of Templeton World Fund - Class C ("World Fund Class C Shares") (collectively, "World Fund Shares"), (ii) the distribution of (a) World Fund Class A Shares to the shareholders of Templeton Global Fund - Class A ("Global Fund Class A Shares") and (b) World Fund Class C Shares to the shareholders of Templeton Global Fund - Class C ("Global Fund Class C Shares"), according to their respective interests; and (iii) the subsequent dissolution of Global Fund as soon as practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement and Plan hereinafter set forth.

                                    AGREEMENT

     In order to consummate the Plan of Reorganization and in consideration of the promises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

     15. SALE AND  TRANSFER OF ASSETS,  LIQUIDATION  AND  DISSOLUTION  OF GLOBAL
         FUND.

     (a) Subject to the terms and conditions of this Agreement and Plan, and in reliance on the representations and warranties of the Company herein contained, and in consideration of the delivery by the Company of the number of its World Fund Class A Shares and World Fund Class C Shares hereinafter provided. The Trust, on behalf of Global Fund, agrees that it will convey, transfer and deliver to the Company at the Closing all of Global Fund's then-existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits or cash equivalent securities in an estimated amount necessary to:
(i) pay the costs and expenses of carrying out this Agreement and Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Global Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities as the Board of Trustees of the Trust shall reasonably deem to exist against Global Fund, if any, at the Closing Date, for which contingent and other appropriate liabilities reserves shall be established on Global Fund's books (hereinafter "Net Assets"). Global Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

     (b) Subject to the terms and conditions of this Agreement and Plan, and in reliance on the representations and warranties of the Trust herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Company agrees at the Closing to deliver to the Trust: (i) the number of World Fund Class A Shares, determined by dividing the net asset value per share of Global Fund Class A Shares by the net asset value per share of World Fund Class A Shares, and multiplying the result thereof by the number of outstanding Global Fund Class A Shares, as of 4:00 p.m. Eastern time on the Closing Date; and (ii) the number of World Fund Class C Shares, determined by dividing the net asset value per share of Global Fund Class C Shares by the net asset value per share of World Fund Class C Shares, and multiplying the result thereof by the number of outstanding Global Fund Class C Shares, as of 4:00 p.m. Eastern time on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

     (c) Immediately following the Closing, Global Fund shall dissolve and distribute pro rata to its shareholders as of the close of business on the Closing Date, World Fund Shares received by Global Fund pursuant to this Section
1. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of World Fund of the type and amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional World Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of Global Fund shall be entitled to surrender the same to the transfer agent for World Fund in exchange for the number of World Fund Shares into which the shares of the Global Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for World Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of Global Fund shall be deemed for all World Fund's purposes to evidence ownership of the number of World Fund Shares into which the shares of beneficial interest of Global Fund (which prior to the Closing were represented thereby) have been converted.

     16. VALUATION.

     (a)  The value of Global  Fund's Net Assets to be  acquired  by World
Fund hereunder shall be computed as of 4:00 p.m. Eastern time on the Closing Date using the valuation procedures set forth in Global Fund's currently effective prospectus.

     (b)    The net asset  value of a share of common  stock of World Fund
Class A Shares and World Fund Class C Shares shall be determined to the nearest full cent as of 4:00 p.m. Eastern time on the Closing Date using the valuation procedures set forth in World Fund's currently effective prospectus.

     (c)  The net asset value of a share of beneficial  interest of Global
Fund Class A Shares and Global Fund Class C Shares shall be determined to the fourth decimal place as of 4:00 p.m. Eastern time on the Closing Date using the valuation procedures set forth in Global Fund's currently effective prospectus.

     17. CLOSING AND CLOSING DATE.

     The Closing Date shall be ______________, 1999, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of the Company at [5:00] p.m. Eastern time on the Closing Date. The Trust shall have provided for delivery as of the Closing of those net assets of Global Fund to be transferred to World Fund's custodian, The Chase Manhattan Bank, Metro Tech Center, Brooklyn, New York 11245. Also, the Trust shall deliver at the Closing a list of names and addresses of the shareholders of record of Global Fund Class A Shares and Global Fund Class C Shares and the number of shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 4:00 p.m. Eastern time on the Closing Date, certified by its transfer agent or by its President to the best of its or his or her knowledge and belief. The Company shall issue and deliver a certificate or certificates evidencing the shares of common stock of World Fund to be delivered to said transfer agent registered in such manner as the Trust may request, or provide evidence satisfactory to the Trust that such World Fund Shares have been registered in an account on the books of World Fund in such manner as the Trust may request.

     18. REPRESENTATIONS AND WARRANTIES BY THE TRUST.

     The Trust represents and warrants to the Company that:

     (a) The Trust is a business trust created under the laws of the State of Delaware on December 21, 1993, and is validly existing and in good standing under the laws of that state. The Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of Global Fund's shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

     (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, fully transferable, and has full voting rights and currently issues shares of five (5) series, including Global Fund. The Trust is authorized to issue an unlimited number of shares of beneficial interest of each series.

     (c)  The financial statements appearing in Global Fund's
Annual Report to Shareholders for the fiscal year ended March 31, 1998, audited by McGladrey & Pullen, L.L.P., copies of which have been delivered to the Company, fairly present the financial position of Global Fund as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (d) The books and  records of Global  Fund made  available  to World
Fund and/or its counsel accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Global Fund.

     (e) The Trust has the necessary power and authority to conduct Global Fund's business as such business is now being conducted.

     (f) The Trust is not a party to or obligated under any provision of its Trust Instrument, its By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by the Trust's execution of or performance under this Agreement and Plan.

     (g) The Trust has elected to treat Global Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and Global Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date.

     19. REPRESENTATIONS AND WARRANTIES BY THE COMPANY.

     The Company, represents and warrants to the Trust that:

     (a) The Company is a corporation incorporated under the laws of the State of Maryland on August 15, 1977, and is validly existing and in good standing under the laws of that state. The Company is duly registered under the 1940 Act as an open-end, management investment company and all of its shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

     (b) The Company is authorized to issue 3,700,000 shares of common stock, par value, $1.00 per share, each outstanding share of which is fully paid, non-assessable, fully transferable, and has full voting rights and currently issues shares of two (2) series including World Fund. The World Fund Shares to be issued pursuant to this Agreement and Plan will all be fully paid non-assessable, freely transferable and have full voting rights.

     (c) At the Closing, World Fund Shares will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of Global Fund are presently eligible for offering to the public, and there are a sufficient number of World Fund Shares registered under the 1933 Act to permit the transfers contemplated by this Agreement and Plan to be consummated.

     (d) The financial statements appearing in World Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998, audited by McGladrey & Pullen, L.L.P., copies of which have been delivered to Global Fund, fairly present the financial position of World Fund as of such date and the results of its operations for the periods indicated in conformity with generally accepted accounting principles applied on a consistent basis.

     (e) The Company has the necessary power and authority to conduct World Fund's business as such business is now being conducted.

     (f) The Company is not a party to or obligated under any provision of its Articles of Incorporation, as amended, its By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by the Company's execution of or performance under this Agreement and Plan.

     (g) The Company has elected to treat World Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, and World Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date.

     20.  REPRESENTATIONS AND WARRANTIES BY THE TRUST AND THE COMPANY.

     The Trust and the Company each represents and warrants to the other that:

     (a) The statement of assets and liabilities to be furnished by it as of 4:00 p.m. Eastern time on the Closing Date for the purpose of determining the number of World Fund Shares to be issued pursuant to Section 1 of this Agreement and Plan will accurately reflect each funds' Net Assets, and outstanding shares of common stock, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

     (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in "6(a)" above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

     (c) Except as disclosed in its currently effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it.

     (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

     (e) The execution, delivery, and performance of this Agreement and Plan have been duly authorized by all necessary action of its Board of Trustees and Board of Directors, as applicable, and this Agreement and Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

     (f) It anticipates that consummation of this Agreement and Plan will not cause Global Fund, in the case of the Trust, and World Fund, in the case of the Company, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation purposes as a RIC at the end of its fiscal year.

     (g) It has the necessary power and authority to conduct the business of its fund as such business is now being conducted.



     21.  COVENANTS OF THE TRUST AND THE COMPANY.

     (a) The Trust, on behalf of Global Fund, and the Company, on behalf of World Fund, each covenant to operate their respective businesses as presently conducted between the date hereof and the Closing.

     (b) The Company undertakes that it will not acquire Global Fund shares for the purpose of making distributions thereof to anyone other than Global Fund's shareholders.

     (c) The Trust undertakes that, if this Agreement and Plan is consummated, it will dissolve Global Fund and rescind the establishment of Global Fund as a series of the Trust.

     (d) The Trust and the Company each agree that, by the Closing, all of their federal and other tax returns and reports required by law to be filed by the Trust on behalf of Global and, or by the Company, on behalf of World Fund, on or before such date shall have been filed, and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

     (e) At the Closing, the Trust will provide World Fund with a copy of the shareholder ledger accounts of Global Fund, certified by its transfer agent or its President to the best of its or his or her knowledge and belief, for all the shareholders of record of Global Fund's shares as of 4:00 p.m. Eastern time on the Closing Date who are to become shareholders of World Fund as a result of the transfer of assets that is the subject of this Agreement and Plan.

     (f) The Trust agrees to mail to each shareholder of record entitled to vote at the meeting of Global Fund's shareholders at which action on this Agreement and Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Joint Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

     (g) The Company will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to the World Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement will: (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Global Fund's shareholders' meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     22. CONDITIONS PRECEDENT TO BE FULFILLED BY THE TRUST AND THE COMPANY.

     The obligations of the Trust and the Company to effectuate this Agreement and Plan hereunder shall be subject to the following respective conditions:

     (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement and Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

     (b) That each party shall have delivered to the other party a copy of the resolutions approving this Agreement and Plan adopted by its Board of Trustees or Board of Directors, as applicable, certified by its Secretary or equivalent officer.

     (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin the consummation of the Agreement under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

     (d) That this Agreement and Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Global Fund at an annual or special meeting or any adjournment thereof.

     (e)    That  each  party  shall  have  declared  a  distribution   or
distributions prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its net investment income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (ii) any undistributed net investment income and net realized capital gains from any period to the extent not otherwise declared for distribution.

     (f) That there shall be delivered to the Trust and the Company an opinion from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to the Trust and the Company, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and Plan and based upon certificates of the officers of the Trust and the Company with regard to matters of fact:

     (1) The acquisition by World Fund of substantially all the assets of Global Fund as provided for herein in exchange for World Fund Shares will qualify as a reorganization within the meaning of Section 368(a)(1)(C) of the Code, and Global Fund and World Fund will each be a party to the respective reorganization within the meaning of Section 368(b) of the Code;

     (2) No gain or loss will be recognized by Global Fund upon the transfer of substantially all of its assets to World Fund in exchange solely for voting shares of World Fund (Code Sections 361(a) and 357(a)). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to Section 1276 of the Code;

     (3) No gain or loss will be recognized by World Fund upon the receipt of substantially all of the assets of Global Fund in exchange solely for voting shares of World Fund (Code Section 1032(a));

     (4) The basis of the assets of Global Fund received by World Fund will be the same as the basis of such assets to Global Fund immediately prior to the exchange (Code Section 362(b));

     (5) The holding period of the assets of World Fund received by Global Fund will include the period during which such assets were held by Global Fund (Code Section 1223(2));

     (6)  No gain or loss will be recognized to the shareholders of Global
Fund upon the exchange of their shares in Global Fund for voting shares of World Fund (Code Section 354(a));

     (7) The basis of the World Fund Shares received by Global Fund's shareholders shall be the same as the basis of the shares of Global Fund exchanged therefor (Code Section 358(a)(1));

     (8) The holding period of World Fund shares received by Global Fund's shareholders (including fractional shares to which they may be entitled) will include the holding period of Global Fund's shares surrendered in exchange therefor, provided that Global Fund's shares were held as a capital asset on the date of the exchange (Code Section 1223(1)); and

     (9) World Fund will succeed to and take into account as of the date of the proposed transfer (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations) the items of Global Fund described in Section 381(c) of the Code (as defined in Section 1.381(b)-1(b) of the Income Tax Regulations), subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code and the Income Tax Regulations thereunder.

     (g) The Company shall have received an opinion in form and substance satisfactory to it from Messrs. Stradley Ronon Stevens & Young, LLP, counsel to the Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

     (1) The Trust was organized as a business trust under the laws of the State of Delaware on December 21, 1993, and is validly existing and in good standing under the laws of that state;

     (2) The Trust is authorized to issue an unlimited number of shares of beneficial interest of Global Fund, $0.01 par value per share. Assuming that the initial shares of beneficial interest were issued in accordance with the 1940 Act, and the Trust Instrument and By-laws of the Trust, and that all other outstanding shares of Global Fund were sold, issued and paid for in accordance with the terms of Global Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, fully transferable and has full voting rights;

     (3) The Trust is an open-end management investment company of the type registered as such under the 1940 Act;



     (4) Except as disclosed in Global Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Global Fund, the unfavorable outcome of which would materially and adversely affect the Trust or Global Fund;

     (5) All actions required to be taken by the Trust to authorize this Agreement and Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of the Trust; and

     (6) Neither the execution, delivery, nor performance of this Agreement and Plan by the Trust violates any provision of its Trust Instrument or By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Trust is a party or by which Global Fund is otherwise bound; this Agreement is the legal, valid and binding obligation of the Trust and is enforceable against the Trust and/or Global Fund in accordance with its terms.

     In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust and Global Fund.

     (h) That the Trust shall have received an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to the Company, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

     (1) The Company was incorporated as a corporation under the laws of the State of Maryland on August 15, 1977, and is validly existing and in good standing under the laws of that state;

     (2) The Company is authorized to issue 3,700,000 shares of common stock of its series, World Fund, $1.00 par value per share. Assuming that the initial shares of World Fund were issued in accordance with the 1940 Act, and the Articles of Incorporation and By-laws of the Company, and that all other outstanding shares of World Fund were sold, issued and paid for in accordance with the terms of World Fund's prospectus in effect at the time of such sales, each such outstanding share of World Fund is fully paid, non-assessable, freely transferable and has full voting rights;

     (3) The Company is an open-end management, diversified investment company of the type registered as such under the 1940
Act;



     (4) Except as disclosed in World Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Company, the unfavorable outcome of which would materially and adversely affect the Company or World Fund;

     (5) World Fund Shares to be issued pursuant to the terms of this Agreement and Plan have been duly authorized and, when issued and delivered as provided in this Agreement and Plan, will have been validly issued and fully paid and will be non-assessable by World Fund;

     (6) All corporate actions required to be taken by the Company to authorize this Agreement and Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary corporate action on the part of the Company;

     (7) Neither the execution, delivery, nor performance of this Agreement and Plan by the Company violates any provision of its Articles of Incorporation, its By-laws, or the provisions of any agreement or other instrument known to such counsel to which the Company is a party or by which the Company on behalf of World Fund is otherwise bound; this Agreement and Plan is the legal, valid and binding obligation of the Company and World Fund and is enforceable against the Company and/or World Fund in accordance with its terms; and

     (8) The registration statement of which the prospectus, dated January 1, 1999, of World Fund is a part (the "Prospectus") is, at the time of the signing of this Agreement and Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to such counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Agreement and Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

     In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of the Company with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Company and World Fund.

     (i) That the Trust shall have received a certificate from the President and Secretary of the Company to the effect that the statements contained in World Fund's Prospectus, at the time the Prospectus became effective, at the date of the signing of this Agreement and Plan, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

     (j) That the Company's Registration Statement with respect to the World Fund Shares to be delivered to the Global Fund's shareholders in accordance with this Agreement and Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

     (k) That the World Fund Shares to be delivered hereunder shall be eligible for sale by World Fund with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Global Fund shareholder.

     (l) That, at the Closing, the Trust, on behalf of Global Fund, transfers to the Company, on behalf of World Fund, aggregate Net Assets of Global Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Global Fund on the Closing Date.

     23. BROKERAGE FEES AND EXPENSES.

     (a) The Trust and the Company each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

     (b) The expenses of entering into and carrying out the provisions of this Agreement and Plan shall be borne one-quarter by Global Fund, one-quarter by World Fund, and one quarter by Templeton Global Advisors Limited, and one quarter by Templeton Investment Counsel, Inc.

     24. TERMINATION; POSTPONEMENT; WAIVER; ORDER.

     (a) Anything contained in this Agreement and Plan to the contrary notwithstanding, this Agreement and Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Global Fund) prior to the Closing or the Closing may be postponed as follows:

     (1) by mutual consent of the Trust and the Company;

     (2) by the Trust if any condition of its obligations set forth in Section 8 of this Agreement has not been fulfilled or waived; or

     (3) by the Company if any condition of its obligations set forth in Section 8 of this Agreement has not been fulfilled or waived.


     An election by the Trust, on behalf of Global Fund, or the Company, on behalf of World Fund, to terminate this Agreement and Plan and to abandon the Plan of Reorganization shall be exercised, respectively, by the Board of Trustees of the Trust or the Board of Directors of the Company.

     (b) If the transactions contemplated by this Agreement and Plan have not been consummated by [DECEMBER 31], 1999, the Agreement and Plan shall automatically terminate on that date, unless a later date is agreed to by both the Trust and the Company.

     (c) In the event of termination of this Agreement and Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither the Trust nor the Company, nor their trustees or directors, officers, agents or shareholders shall have any liability in respect of this Agreement and Plan.

     (d) At any time prior to the Closing, any of the terms or conditions of this Agreement and Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Trustees or Board of Directors, as applicable, if, in the judgment of such Board, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement and Plan to its shareholders, on behalf of whom such action is taken.

     (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither the Trust nor the Company, nor any of their officers, trustees or directors, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustees or director, agent or shareholder of the Trust or the Company against any liability to the entity for which that officer, trustee or director, agent or shareholder so acts or to its shareholders to which that officer, trustee or director, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

     (f)  If any order or orders of the U.S. Securities and Exchange
Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust or Board of Directors of the Company to be acceptable, such terms and conditions shall be binding as if a part of this Agreement and Plan without further vote or approval of the shareholders of Global Fund, unless such terms and conditions shall result in a change in the method of computing the number of World Fund Shares to be issued to Global Fund shareholders in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Global Fund prior to the meeting at which the transactions contemplated by this Agreement and Plan shall have been approved, this Agreement and Plan shall not be consummated and shall terminate unless Global Fund shall promptly call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

     25. ENTIRE AGREEMENT AND AMENDMENTS.

     This Agreement and Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement and Plan may be amended only by mutual consent of the parties in writing. Neither this Agreement and Plan nor any interest herein may be assigned without the prior written consent of the other party.

     26. COUNTERPARTS.

     This Agreement and Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

     27. NOTICES.

     Any notice, report, or demand required or permitted by any provision of this Agreement and Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Templeton Global Investment Trust at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091, Attention: Secretary, or Templeton Funds Inc., at 500 East Broward Boulevard, Fort Lauderdale, FL 33394-3091, Attention: Secretary, as the case may be.

     28. GOVERNING LAW.

     This Agreement and Plan shall be governed by and carried out in accordance with the laws of the State of Maryland.

     IN WITNESS WHEREOF, Templeton Global Investment Trust, on behalf of Global Infrastructure Fund, and Templeton Funds, Inc., on behalf of Templeton World Fund, have each caused this Agreement and Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                                            TEMPLETON GLOBAL INVESTMENT TRUST,
                                            ON BEHALF OF TEMPLETON GLOBAL
                                            INFRASTRUCTURE FUND

Attest:

By:                                          By:
    -----------------------------               -------------------------------
         Barbara J. Green                          Deborah R. Gatzek
         Secretary                                 Vice President

                                             TEMPLETON FUNDS, INC., ON BEHALF
                                             OF TEMPLETON WORLD FUND

Attest:

By:                                         By:
   -----------------------------               -------------------------------
         Barbara J. Green                          Deborah R. Gatzek
         Secretary                                 Vice President




PAGE


                                    EXHIBIT B

                                  PROSPECTUS OF
                              TEMPLETON WORLD FUND
                              DATED JANUARY 1, 1999


     Prospectus of Templeton World Fund dated January 1, 1999 is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to shareholders. For purposes of the instant EDGAR Filing, the prospectus of Templeton World Fund dated January 1, 1999 is incorporated herein by reference to the electronic filing made on December 31, 1998, under File No. 002-60067.






PAGE


                                    EXHIBIT C

                        ANNUAL REPORT TO SHAREHOLDERS OF
                              TEMPLETON WORLD FUND
                              DATED AUGUST 31, 1998


     Annual Report of Templeton World Fund dated August 31, 1998 is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to shareholders. For purposes of the instant EDGAR Filing, the Annual Report of Templeton World Fund dated August 31, 1998 is incorporated herein by reference to the electronic filing made on October 22, 1998, under File No. 002-60067.





PAGE


                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT



                          PLEASE SIGN, DATE AND RETURN
                              YOUR PROXY TODAY

                  Please detach at perforation before mailing.


PROXY                                                                PROXY

                       SPECIAL MEETING OF SHAREHOLDERS OF
                      TEMPLETON GLOBAL INFRASTRUCTURE FUND

                                  JULY 13, 1999

The undersigned hereby revokes all previous proxies for his shares and appoints [ _________________________ ] and each of them, proxies of the undersigned with full power of substitution to vote all shares of Templeton Global Infrastructure Fund (the "Global Fund") that the undersigned is entitled to vote at the Global Fund's Special Meeting to be held at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394-3091 at [___] a.m., Eastern time on July 13, 1999, including any adjournment thereof, upon such business as may properly be brought before the Meeting.

IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THE ATTACHED PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

                                   Note:  Please sign exactly as your name
                                   appears on the proxy. If signing for estates, trusts or corporations, title or capacity should be stated. If shares are held jointly, each holder must sign.



                                    -------------------------------------------
                                    Signature


                                    -------------------------------------------
                                    Print Name


                                   -------------------------------------------
                                   Signature


                                   -------------------------------------------
                                   Print Name

                            (Please see reverse side)



PAGE

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT
                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY

                  Please detach at perforation before mailing.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TEMPLETON GLOBAL INVESTMENT TRUST, ON BEHALF OF ITS SERIES, TEMPLETON GLOBAL INFRASTRUCTURE FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF THE TEMPLETON GLOBAL INFRASTRUCTURE FUND PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION WITH THE TEMPLETON WORLD FUND, A SERIES OF THE TEMPLETON FUNDS, INC. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR PROPOSAL 1.

1.   To approve an Agreement and Plan of            FOR    AGAINST     ABSTAIN
     Reorganization by Templeton Global             |_|      |_|         |_|
     Investment Trust, on behalf of its
     series, Templeton Global Infrastructure
     Fund ("Global Fund") and Templeton Funds,
     Inc., on behalf of its series, Templeton
     World Fund ("World Fund"), that provides for the acquisition of substantially all of the assets of the Global Fund in exchange for shares of the World Fund-Class A and shares of the World Fund - Class C, the distribution of such shares to the share-holders of the Global Fund, and the dissolution of the Global Fund (the
     "Reorganization").

2.   To vote upon any other business that may          GRANT          WITHHOLD
     legally come before the Special Meeting or         |_|              |_|
     any adjournment thereof.

IMPORTANT:  PLEASE SIGN IN YOUR PROXY. . . TODAY!

PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE REQUIRED IF MAILED IN THE U.S.


PAGE


PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                              TEMPLETON FUNDS, INC.
                              Dated May [__], 1999

Acquisition of the Assets of the
TEMPLETON GLOBAL INFRASTRUCTURE FUND

By and in exchange for shares of the
TEMPLETON WORLD FUND

     This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of the Templeton Global Infrastructure Fund ("Global Fund") to the Templeton World Fund, a series of Templeton Funds, Inc., in exchange for Class A and Class C shares of the Templeton World Fund.

     This SAI consists of this Cover Page and the following documents. Each of these documents is attached and is legally considered to be a part of this SAI:

          1. Statement of Additional Information of Templeton World Fund dated January 1, 1999.

          2. Annual Report to Shareholders of the Global Fund for the fiscal year ended March 31, 1998.

          3. Semi-Annual Report to Shareholders of the Global Fund for the fiscal period ended September 30, 1998.

     This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated May [__], 1999, relating to the above-referenced transaction. Audited financial statement information for the World Fund is contained in that fund's Annual Report to Shareholders dated August 31, 1998, which is attached to and considered a part of the Prospectus/Proxy Statement. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to either fund at 100 Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.





PAGE



                     STATEMENT OF ADDITIONAL INFORMATION OF
                              TEMPLETON WORLD FUND
                             DATED JANUARY 1, 1999

     Statement of Additional Information of Templeton World Fund dated January 1, 1999 is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of the instant EDGAR Filing, the Statement of Additional Information of Templeton World Fund dated January 1, 1999 is incorporated herein by reference to the electronic filing made on January 5, 1999, under File No. 002-60067.



PAGE


                                ANNUAL REPORT OF
                      TEMPLETON GLOBAL INFRASTRUCTURE FUND
                              DATED MARCH 31, 1998

     Annual Report of Templeton Global Infrastructure Fund for the fiscal year ended March 31, 1998 is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of the instant EDGAR Filing, the Annual Report of Templeton Global Infrastructure Fund dated March 31, 1998 is incorporated herein by reference to the electronic filing thereof made on May 22, 1998, under File No. 811-08226.


PAGE



                              SEMI-ANNUAL REPORT OF
                        TEMPLETON GLOBAL INFRASTRUCTURE
                            DATED SEPTEMBER 30, 1998

     Semi-Annual Report of Templeton Global Infrastructure Fund for the fiscal period ended September 30, 1998 is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of the instant EDGAR Filing, the Semi-Annual Report of Templeton Global Infrastructure Fund for the fiscal period ended September 30, 1998 is incorporated herein by reference to the electronic filing thereof made on November 30, 1998, under File No. 811-08226.


PAGE



PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                              TEMPLETON FUNDS, INC.
                                  ON BEHALF OF
                              TEMPLETON WORLD FUND

                                                      DATED MAY       , 1999

Acquisition of the Assets of the
TEMPLETON GROWTH AND INCOME FUND

By and in exchange for shares of
TEMPLETON WORLD FUND

     This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of the Templeton Growth and Income Fund (the "Growth and Income Fund") to the Templeton World Fund, a series of Templeton Fund, Inc., in exchange for Class A and Class C shares of the Templeton World Fund.

     This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

          1. Statement of Additional Information of Templeton World Fund dated January 1, 1999.

          2. Annual Report to Shareholders of the Growth and Income Fund or the fiscal year ended March 31, 1998.

          3. Semi-Annual Report of the Growth and Income Fund for the fiscal period ended September 30, 1998.

     This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated May [___], 1999, relating to the above-referenced transaction. Audited financial statement information for Templeton World Fund is contained in that fund's Annual Report to Shareholders dated August 31, 1998, which is attached to and considered a part of the Prospectus/Proxy Statement. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN(R) or by writing to either fund at 100 Fountain Parkway, P. O. Box 33030, St. Petersburg, FL 33733-8030.


PAGE





                     Statement of Additional Information of
                              Templeton World Fund
                             dated January 1, 1999

     Statement of Additional Information of Templeton World Fund dated January 1, 1999 is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of the instant EDGAR Filing, the Statement of Additional Information of Templeton World Fund dated January 1, 1999 is incorporated herein by reference to the electronic filing made on January 5, 1999, under File No. 002-60067.



PAGE




                                Annual Report of
                      Templeton Growth and Income Fund for
                      the fiscal year ended March 31, 1998

     Annual Report of Templeton Growth and Income Fund for the fiscal year ended March 31, 1998 is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of the instant EDGAR Filing, the Annual Report of Templeton Growth and Income Fund for the fiscal year ended March 31, 1998 is incorporated herein by reference to the electronic filing thereof made on May 22, 1998, under File No. 811-08226.




PAGE



                              Semi-Annual Report of
                    Templeton Growth and Income Fund for the fiscal period ended September 30, 1998.

     Semi-Annual Report of Templeton Growth and Income Fund for the fiscal period ended September 30, 1998 is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of the instant EDGAR Filing, the Semi-Annual Report of Templeton Growth and Income Fund for the fiscal period ended September 30, 1998 is incorporated herein by reference to the electronic filing thereof made on November 30, 1998, under File No. 811-08226.



PAGE


                              TEMPLETON FUNDS, INC.

                         File Nos. 2-60067 and 811-2781

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification

All officers, directors, employees and agents of the Registrant are to be indemnified to the fullest extent permitted by law for any liabilities of any nature whatsoever incurred in connection with the affairs of the Registrant, except in cases where willful misfeasance, bad faith, gross negligence or reckless disregard of duties to the Registrant are established. See Article 5.1 of the By-Laws of the Registrant, filed as Exhibit 2 to the Registration Statement, which is incorporated herein by reference, for a more complete description of matters relating to indemnification.

Item 16.  Exhibits

The following exhibits are incorporated herein by reference to the previously filed document indicated below, except those exhibits which are filed herewith as indicated.

(1) Copies of the charter of the Registrant as now in effect:

     (i)       Restated Articles of Incorporation
               (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (ii)      Articles of Amendment dated October 24, 1990
               (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (iii)     Articles Supplementary dated October 16, 1993
               (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (iv)      Articles of Amendment dated February 16, 1994
               (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (v)       Articles Supplementary dated April 13, 1995
               (Previously filed with Post Effective Amendment No. 26 to the Registration Statement on April 28, 1995)

     (vi)      Articles of Amendment dated April 17, 1995
               (Previously filed with Post Effective Amendment No. 26 to the Registration Statement on April 28, 1995)

     (vii)     Articles Supplementary dated October 25, 1995
               (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (viii)    Articles Supplementary dated December 27, 1996
               (Previously filed with Post Effective Amendment No. 29 to the Registration Statement on December 31, 1996)

     (ix)      Articles Supplementary dated April 10, 1997
               (Previously filed with Post Effective Amendment No. 31 to the Registration Statement on October 29, 1998)

     (x)       Articles of Amendment dated December 23, 1998.
               (Previously filed with Post Effective Amendment No. 32 to the Registration Statement on December 29, 1998)

     (xi)      Articles Supplementary dated December 23, 1998
               (Previously filed with Post Effective Amendment No. 32 to the Registration Statement on December 29, 1998)

(2)   Copies of the existing  by-laws or  corresponding  instruments of the
Registrant:

     (i) Amended and Restated By-Laws of Templeton Funds, Inc. dated October 19, 1996
               (Previously filed with Post Effective Amendment No. 28 to the Registration Statement on December 27, 1996)

(3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the registrant:

               Not Applicable

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:

               The Agreement and Plan of Reorganization is included in this Registration Statement as Exhibit A to the Prospectus/Proxy Statement.

(5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant:

               Not applicable.

(6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant:

     (i) Amended and Restated Management Agreement between Templeton World Fund and Templeton Galbraith and Hansberger Ltd. dated December 6, 1994
               (Previously filed with Post Effective Amendment No. 26 to the Registration Statement on April 28, 1995)

     (ii) Amended and Restated Management Agreement between Templeton Foreign Fund and Templeton Galbraith and Hansberger Ltd. dated December 6, 1994
               (Previously filed with Post Effective Amendment No. 26 to the Registration Statement on April 28, 1995)

(7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter and specimens or copies of all agreements between principal underwriters and dealers:

     (i) Amended and Restated Distribution Agreement between Registrant and Franklin Templeton Distributors, Inc., dated May 1, 1995 (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (ii) Form of Dealer Agreement between Registrant and Franklin/ Templeton Distributors, Inc. and Securities Dealers
               (Previously filed with Post Effective Amendment No. 31 to the Registration Statement on October 29, 1998)

     (iii)     Amendment of Dealer Agreement dated May 15, 1998
               (Previously filed with Post Effective Amendment No. 31 to the Registration Statement on October 29, 1998)

     (iv) Non-Exclusive Underwriting Agreement between the Registrant and Templeton Franklin Investment Services (Asia) Limited dated September 18, 1995
               (Previously filed with Post Effective Amendment No. 30 to the Registration Statement on December 24, 1997)

(8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document:

               Not applicable

(9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, for securities and similar investments of the Registrant including the schedule of remuneration.

     (i) Restated Custody Agreement between Registrant on behalf of Templeton World Fund and The Chase Manhattan Bank dated February 11, 1986
               (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (ii) Restated Custody Agreement between Registrant on behalf of Templeton Foreign Fund and The Chase Manhattan Bank dated February 11, 1986
               (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (iii) Amendment dated March 3, 1998 to the Custody Agreement (Previously filed with Post Effective Amendment No. 31 to the Registration Statement on October 29, 1998)

     (iv) Amendment No. 2 dated July 23, 1998 to the Custody Agreement (Previously filed with Post Effective Amendment No. 31 to the Registration Statement on October 29, 1998)

(10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendments to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's directors describing any action taken to revoke the plan:

     (i) Templeton World Fund Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995
               (Previously filed with Post Effective Amendment No. 26 to the Registration Statement on April 28, 1995)

     (ii)      Templeton World Fund Class C Distribution Plan pursuant to
               Rule  12b-1  dated  May  1,  1995
               (Previously filed with Post Effective Amendment No. 26 to the Registration Statement on April 28, 1995)

     (iii) Templeton Foreign Fund Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995
               (Previously filed with Post Effective Amendment No. 26 to the Registration Statement on April 28, 1995)

     (iv) Templeton Foreign Fund Class C Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995
               (Previously filed with Post Effective Amendment No. 26 to the Registration Statement on April 28, 1995)

     (v)       Form of Class B Distribution Plan
               (Previously filed with Post Effective Amendmen No. 32 to the Registration Statement on December 29, 1998)

     (i) Multiple Class Plan, Templeton Foreign Fund - Advisor Class (Previously filed with Post Effective Amendment No. 30 to the Registration Statement on December 24, 1997)

     (ii) Form of Class B Multiple Class Plan - Templeton Foreign Fund (Previously filed with Post Effective Amendment No. 32 to the Registration Statement on December 29, 1998)

     (iii) Form of Class B Multiple Class Plan - Templeton World Fund (Previously filed with Post Effective Amendment No. 32 to the Registration Statement on December 29, 1998)

(11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable:

         (i)   Opinion and consent of counsel dated October 27, 1998
               (Previously filed with Post Effective Amendment No. 31 to the Registration Statement on October 29, 1998)

(12) An opinion, and consent to their use, of counsel, or in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax mattes and consequences to shareholders discussed in the prospectus:

     (i) Tax Opinion relating to the Templeton Growth and Income Fund will be filed by amendment.

     (ii) Tax Opinion relating to the Templeton Global Infrastructure Fund will be filed by amendment.

(13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement:

     (i) Fund Administration Agreement between the Registrant and Franklin Templeton Services, Inc. dated June 1, 1997
               (Previously filed with Post Effective Amendment No. 30 to the Registration Statement on December 24, 1997)

     (ii) Amended and Restated Transfer Agent Agreement between the Registrant and Franklin/Templeton Investor Services Inc., dated July 1, 1996
               (Previously filed with Post Effective Amendment No. 30 to the Registration Statement on December 24, 1997)

     (iii) Sub-Transfer Agent Agreement between the Registrant, Templeton Funds Trust Company and The Shareholder Services Group, Inc. dated March 1, 1992
               (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (iv) Sub-Accounting Services Agreement between the Registrant, Templeton Funds Trust Company, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner and Smith Inc. dated May 1, 1991 (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (v) Sub-Transfer Agent Agreement between the Registrant on behalf of Templeton Foreign Fund and Fidelity Investments Institutional Operations Company dated July 1, 1993
               (Previously filed with Post Effective Amendment No. 27 to the Registration Statement on December 29, 1995)

     (vi)      Shareholder Services Agreement between Franklin/Templeton
               Investor  Services,   Inc.  and  Templeton  Franklin   Investment
               Services, Limited dated September 18, 1995
               (Previously filed with Post Effective Amendment No. 30 to the Registration Statement on December 24, 1997)

(14) Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1993 Act:

     (i) Consent of Independent Auditor for Templeton Funds, Inc. is electronically filed herewith.

     (ii) Consent of Independent Auditor for Templeton Global Investment Trust Fund is electronically filed herewith.

(15) All financial statements omitted pursuant to Item 14(a)(1):

                Not applicable

(16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the Registration Statement:

               Powers of Attorney dated December 11, 1998
               (Previously filed with Post Effective Amendment No. 32 to the Registration Statement on December 29, 1998)

Item 17.  Undertakings

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Ft. Lauderdale, and the State of Florida, on the 4th day of May, 1999.

                                          TEMPLETON FUNDS, INC.
                                            (Registrant)

                                          By: /s/MARK G. HOLOWESKO
                                             -----------------------
                                               Mark G. Holowesko,
                                               President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE:                          TITLE:                           DATE:
-------------------------------------------------------------------------------

CHARLES B. JOHNSON*                Chairman of the Board        May 4, 1999
---------------------              and Vice President
Charles B. Johnson

JAMES R. BAIO*                     Principal Financial and      May 4, 1999
---------------------              Accounting Officer
James R. Baio

NICHOLAS F. BRADY*                 Director                     May 4, 1999
---------------------
Nicholas F. Brady

HARRIS J. ASHTON*                  Director                     May 4, 1999
---------------------
Harris J. Ashton

S. JOSEPH FORTUNATO*               Director                     May 4, 1999
---------------------
S. Joseph Fortunato

JOHN WM. GALBRAITH*                Director                     May 4, 1999
---------------------
John Wm. Galbraith

ANDREW H. HINES, JR.*              Director                     May 4, 1999
--------------------
Andrew H. Hines, Jr.

BETTY P. KRAHMER*                  Director                     May 4, 1999
---------------------
Betty P. Krahmer

GORDON S. MACKLIN *                Director                     May 4, 1999
---------------------
Gordon S. Macklin

FRED R. MILLSAPS*                  Director                     May 4, 1999
---------------------
Fred R. Millsaps

RUPERT H. JOHNSON, JR.             Director                     May 4, 1999
----------------------
Rupert H. Johnson, Jr.




*By /s/BARBARA J. GREEN
    --------------------
     Barbara J. Green
    (Attorney-in-Fact
     Pursuant to Powers of
     Attorney previously filed)


PAGE


                                  EXHIBIT INDEX


EXHIBIT NO.                                DOCUMENT
(14)(i)                      Consent of Auditors, McGladrey & Pullen, LLP

(14)(ii)                     Consent of Auditors, McGladrey & Pullen, LLP



PAGE




Exhibit 14 (i)

                            MCGLADREY & PULLEN, LLP
                  CERTIFIED PUBLIC ACCOUNTANTS AND CONSULTANTS


                         CONSENT OF INDEPENDENT AUDITORS


We consent to the use of our report dated September 29, 1998 on the financial statements of Tempelton World Fund, referred to therein, which appears in the 1998 Annual Report to Shareholders which is included in the Registration Statement on Form N-14 of Templeton Funds, Inc., File No. 2-60067 being filed with the Securities and Exchange Commission.



                                        /s/MCGLADREY & PULLEN, LLP


New York, New York
May 4, 1999


PAGE




Exhibit 14 (ii)


                            MCGLADREY & PULLEN, LLP
                  CERTIFIED PUBLIC ACCOUNTANTS AND CONSULTANTS


                         CONSENT OF INDEPENDENT AUDITORS


We consent to the use of our report dated April 24, 1998 on the financial statements of Tempelton Growth and Income Fund and to the use of our report dated April 24, 1998 on the financial statements of Templeton Global Infrastructure Fund which are included in the Registration Statement on Form N-14 of Templeton Funds, Inc., File No. 2-60067 being filed with the Securities and Exchange Commission.



                                        /s/MCGLADREY & PULLEN, LLP


New York, New York
May 4, 1999